C-19

      As filed with the Securities and Exchange Commission on
                        October 30 ,1998

                                     Registration No. 33-3515

811-7513
-----------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549
                        ----------------
                           FORM N-1A
                                                             ----
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /
                                                             ----
                                                             ----
                  Pre-Effective Amendment No.               /   /
                                                             ----
                                                             ----
                Post-Effective Amendment No. 20             / X /
                              and                            ----
                                                             ----
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   / X /
                          ACT OF 1940                        ----
                                                             ----
                        Amendment No. 22                    / X /
                (Check appropriate box or boxes)             ----
                        ---------------
                       PUTNAM FUNDS TRUST
       (Exact name of registrant as specified in charter)

      One Post Office Square, Boston, Massachusetts 02109
            (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code
                         (617) 292-1000

                         --------------
     It is proposed that this filing will become effective
                    (check appropriate box)
 ----
/   /     immediately upon filing pursuant to paragraph (b)
----
 ----
/  /      on

   (date)     pursuant to paragraph (b)
----
 ----
/  /      60 days after filing pursuant to paragraph (a) (1)

/X/       on December 30, 1998 pursuant to paragraph (a) (1) of
Rule 485.

----/          /                     75 days after filing
pursuant to paragraph (a) (2)
----
 ----
/   /     on (date) pursuant to paragraph (a) (2) of Rule 485.
----

If appropriate, check the following box:
 ----
/   /     this post-effective amendment designates a new
----      effective date for a previously filed post-effective
          amendment.
                         --------------

                 JOHN R. VERANI, Vice President
                       PUTNAM FUNDS TRUST
                     One Post Office Square
                  Boston, Massachusetts 02109
            (Name and address of agent for service)
                        ---------------
                            Copy to:

                   JOHN W. GERSTMAYR, Esquire
                          ROPES & GRAY
                    One International Place
                  Boston, Massachusetts 02110
                     ---------------------

PART C

    This Post-Effective Amendment relates solely to Putnam Latin America Fund, Putnam Asia Pacific Fund II and Putnam High Yield Trust II. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.


    As filed with the Securities and Exchange Commission on
                        October 29 ,1998

                                     Registration No. 33-56339

811-7237
-----------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549
                        ----------------
                           FORM N-1A
                                                             ----
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /
                                                             ----
                                                             ----
                  Pre-Effective Amendment No.               /   /
                                                             ----
                                                             ----
                Post-Effective Amendment No.  18            / X /
                              and                            ----
                                                             ----
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   / X /
                          ACT OF 1940                        ----
                                                             ----
                        Amendment No. 16                    / X /
                (Check appropriate box or boxes)             ----

                    PUTNAM INVESTMENT FUNDS
       (Exact name of registrant as specified in charter)

      One Post Office Square, Boston, Massachusetts 02109
            (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code
                         (617) 292-1000

                         --------------
     It is proposed that this filing will become effective
                    (check appropriate box)
 ----
/   /     immediately upon filing pursuant to paragraph (b)
----
 ----
/  /      on    (date)     pursuant to paragraph (b)
----
 ----
/  /      60 days after filing pursuant to paragraph (a) (1)

/X/       on December 30, 1998 pursuant to paragraph (a) (1) of
Rule 485.
/          /                         75 days after filing
          pursuant to paragraph (a) (2)
----
 ----
/   /     on (date) pursuant to paragraph (a) (2) of Rule 485.
----

If appropriate, check the following box:
 ----
/   /     this post-effective amendment designates a new
----      effective date for a previously filed post-effective
          amendment.
                         --------------

                 JOHN R. VERANI, Vice President
                    PUTNAM INVESTMENT FUNDS
                     One Post Office Square
                  Boston, Massachusetts 02109
            (Name and address of agent for service)
                        ---------------
                            Copy to:

                   JOHN W. GERSTMAYR, Esquire
                          ROPES & GRAY
                    One International Place
                  Boston, Massachusetts 02110
                     ---------------------

PART C

    This Post-Effective Amendment relates solely to Putnam International Fund, Putnam New Value Fund, Putnam International Voyager Fund and Putnam Emerging Markets Fund. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.
[/R]


                      PUTNAM INVESTMENT FUNDS

                           FORM N-1A
                             PART C

                        OTHER INFORMATION

ITEM 23.  EXHIBITS

          1. Agreement and Declaration of Trust dated October 31, 1994 -- Incorporated by reference to Registrant's Initial Registration Statement.
          2.   By-Laws, -- Incorporated by reference to Registrant's
               Initial Registration Statement.
          3.   Not applicable.
                    4a.  Portions of Agreement and Declaration of
               Trust Relating to Shareholders' Rights --
               Incorporated by reference to Pre-Effective
               Amendment No. 1 to Registrant's Registration
               Statement.
                    4b.  Portions of By-Laws Relating to
                    Shareholders' Rights --
                              Incorporated by reference to Pre-
               Effective Amendment No. 1 to Registrant's
               Registration Statement.
                    5.   Management Contract dated December 12,
               1994, as revised July 14, 1995, as further revised
               December 1, 1995 -- Incorporated by reference to
               Post-Effective Amendment No. 5 to the Registrant's
               Registration Statement.
          6a.  Distributor's Contract dated December 2, 1994 --
               Incorporated by reference to Pre-Effective
               Amendment No. 1 to the Registrant's Registration
               Statement.
                    6b.  Form of Specimen Dealer Sales Contract -
               Incorporated by reference to Pre-effective
               Amendment No. 1 to the Registrant's Registration
               Statement.
                    6c.  Form of Specimen Financial Institution
               Sales Contract - Incorporated by reference to Pre-
               effective Amendment No. 1 to the Registrant's
               Registration Statement.
                    7.   Trustee Retirement Plan dated October 4,
               1996 --Incorporated by reference to Post-Effective
               Amendment No. 10 to the Registrant's Registration
               Statement.
                    8.   Custodian Agreement with Putnam
               Fiduciary Trust Company dated May 3, 1991, as
               amended July 13, 1992 -- Incorporated by reference
               to Pre-Effective Amendment No. 1 to the
               Registrant's Registration Statement.
                    9.   Investor Servicing Agreement dated June
               3, 1991 with Putnam Fiduciary Trust Company --
               Incorporated by reference to Pre-Effective
               Amendment No. 1 to the Registrant's Registration
               Statement.
                    10.  Opinion of Ropes & Gray, including
               consent -- Incorporated by reference to Pre-
               Effective Amendment No. 1 to the Registrant's
               Registration Statement.
          11.  Not applicable.
          12.  Not applicable.
                    13.  Investment Letter from Putnam
               Investments, Inc. to the Registrant --
               Incorporated by reference to Pre-Effective
               Amendment No. 1 to the Registrant's Registration
               Statement.
                    13a. Class A Distribution Plan and Agreement
               Incorporated by reference to Pre-effective
               Amendment No. 1 to the Registrant's Registration
               Statement.
                    13b. Class B Distribution Plan and Agreement
               Incorporated by reference to Post-Effective
               Amendment No. 1 to the Registrant's Registration
               Statement.
                    13c. Class M Distribution Plan and Agreement
               Incorporated by reference to Post-Effective
               Amendment No. 1 to the Registrant's Registration
               Statement.
                    13d. Form of Specimen Dealer Service
               Agreement - Incorporated by reference to Pre-
               effective Amendment No. 1 to the Registrant's
               Registration Statement.
                    13e. Form of Specimen Financial Institution
               Service Agreement -- Incorporated by reference to
               Pre-effective Amendment No. 1 to the Registrant's
               Registration Statement.
                    14a. Financial Data Schedule for Class A
               shares Putnam International Fund-- Exhibit 1
                    14b. Financial Data Schedule for Class A
               shares Putnam Emerging Markets Fund - Exhibit 2
                    14c. Financial Data Schedule for Class B
               shares Putnam Emerging Markets Fund - Exhibit 3
                    14d. Financial Data Schedule for Class M
               shares Putnam Emerging Markets Funds - Exhibit 4
                    14e. Financial Data Schedule for Class A
               shares Putnam International Voyager Fund- Exhibit
               5
                    14f. Financial Data Schedule for Class B
               shares Putnam International Voyager Fund - Exhibit
               6
                    14g. Financial Data Schedule for Class M
               shares Putnam International Voyager Fund - Exhibit
               7
                    14h. Financial Data Schedule for Class A
               shares Putnam New Value Fund- Exhibit 8
                    14i. Financial Data Schedule for Class B
               shares Putnam New Value Fund - Exhibit 9
                    14j. Financial Data Schedule for Class M
               shares Putnam New Value Fund - Exhibit 10
                    15.  Rule 18f-3 Plan -- Incorporated by
               reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT

          As of September 30, 1998, Putnam Investments, Inc.
owned 94.50%, 14.10%, 4.60%, and 5.30% respectively of Putnam
International Fund, Putnam Emerging Markets Fund, Putnam
International Voyager Fund and Putnam New Value Fund.

ITEM 25.  INDEMNIFICATION

          The information required by this item is incorporated herein by reference from the Registrant's initial Registration
Statement on Form N-1A under the Investment Company Act of 1940
(File No. 811-7237).

ITEMS 26 AND 27.

09/18/98                    C-12
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ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISE        R

     Except as set forth below, the directors and officers of the
        REGISTRANT'S investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is ONE Post Office Square, Boston, Massachusetts 02109.

NAME                          NON-PUTNAM BUSINESS AND OTHER
                                      CONNECTIONS


        Michael J. Abata      Prior to May, 1997, Assistant
ASSISTANT VICE PRESIDENT      Vice President, Alliance Capital
                                      Management Corp., 1345
                              Avenue of the Americas, New York,
                              NY  10020


BLAKE ANDERSON                TRUSTEE, SALEM FEMALE CHARITABLE
MANAGING DIRECTOR             SOCIETY, SALEM MA 01970


Barry R. Allen                Prior to December, 1997,
VICE PRESENT                  Analyst/Director of Research,
                                      Harbor Capital
                              Management, 125 High St., Boston,
                              MA  02110


Jennifer Antill               Prior to November, 1996,
MANAGING DIRECTOR             Director, IAI International/Hill
                                      Samuel Investment
                              Advisors, 10 Fleet Place, London,
                              England


Nikesh Arora                  Prior to April, 1997, Chief
VICE PRESIDENT                Financial Officer,
                              Fidelity Investments, 82
                              Devonshire St., Boston, MA  02110


Michael Arends                        Prior to         MAY,
Senior Vice President         1997, MANAGING Director,
                              EQUITIES, PHOENIX DUFF & PHELPS,
                              56 PROSPECT ST., HARTFORD, CT
                              06101        ; Board Member,
                                      DONALD L. ARENDS, INC.,
                              100 JORIE BLVD., OAKBROOK, ILL
                              60523


STEVEN E. ASHER                       TREASURER, THE HARVARD
Senior Vice President         INDEPENDENT, INC. 501(C) (3)
                              CHARITABLE ORGANIZATION, CANADY
                              HALL, HARVARD YARD, CAMBRIDGE, MA
                              02138


MICHAEL J. ATKIN              PRIOR TO JULY, 1997, DIRECTOR OF
SENIOR VICE PRESIDENT         LATIN AMERICA INSTITUTE OF
                              INTERNATIONAL FINANCE, 2000
                              PENNSYLVANIA AVENUE, WASHINGTON,
                              D.C. 20006


JEFFREY B. AUGUSTINE          PRIOR TO JANUARY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT, INVESTMENT CONSULTING,
                              INVESTOR TOOLS, INC., 100 BRIDGE
                              ST. PLAZA, YORKVILLE, IL  60560


ROWLAND T. BANKES             PRIOR TO JULY, 1997, SENIOR FIXED-
VICE PRESIDENT                INCOME TRADER, JENNISON, JENNISON
                              ASSOCIATES CAPITAL CORP., ONE
                              FINANCIAL CENTER, BOSTON,  MA
                              02110


ROBERT R. BECK                DIRECTOR, CHARLES BRIDGE
SENIOR VICE PRESIDENT         PUBLISHING, 85 MAIN ST.,
                              WATERTOWN, MA  02172; BOARD OF
                              OVERSEERS, BETH ISRAEL DEACONESS
                              MEDICAL CENTER, 330 BROOKLINE
                              AVE., BOSTON, MA 02215


CARL D. BELL                  PRIOR TO JANUARY, 1998,
VICE PRESIDENT                PRINCIPAL, SMITH BREEDON
                              ASSOCIATION, 100 EUROPA DRIVE,
                              SUITE 200, CHAPEL HILL, NC  27514


GEOFFREY C. BLAISDELL         PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, BLACKROCK FINANCIAL,
                              345 PARK AVENUE, NEW YORK, NY
                              10010


JEFFREY M. BRAY               PRIOR TO OCTOBER, 1997, ANALYST,
VICE PRESIDENT                LEHMAN BROTHERS, 3 WORLD
                              FINANCIAL CENTER, NEW YORK, NY
                              10285


DAVID J. BUCKLE               PRIOR TO MARCH, 1998, VICE
VICE PRESIDENT                PRESIDENT, J.P. MORGAN INVESTMENT
                              MANAGEMENT, 28 KING ST., LONDON,
                              ENGLAND SWI YXA


RONALD J. BUKOVAC             PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                MANAGER, VALUATION, PRICE
                              WATERHOUSE, 200 E. RANDOLPH
                              DRIVE, CHICAGO, IL  60601


ROBERT W. BURKE               MEMBER-EXECUTIVE COMMITTEE, THE
SENIOR MANAGING DIRECTOR      RIDGE CLUB, COUNTRY CLUB ROAD,
                              SANDWICH, MA  02563; MEMBER-
                              ADVISORY BOARD, CATHEDRAL HIGH
                              SCHOOL, 74 UNION PARK ST., SO.
                              BOSTON, MA  02118


JACK P. CHANG                 PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, COLUMBIA MANAGEMENT
                              COMPANY, 1300 S.W. 6TH AVE.,
                              PORTLAND, OR  97207


MARY CLAIRE CHASE             PRIOR TO JANUARY, 1997, DIRECTOR
VICE PRESIDENT                OF STAFF DEVELOPMENT, ARTHUR D.
                              LITTLE CO., 25 ACORN PARK,
                              CAMBRIDGE, MA  02140


C. BETH COTNER                DIRECTOR, THE LYRIC STAGE
SENIOR VICE PRESIDENT         THEATER, 140 CLARENDON ST.,
                              BOSTON, MA  02116


KEVIN M. CRONIN               PRIOR TO FEBRUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMENT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA  02117


JOHN R.S. CUTLER              MEMBER, BURST MEDIA, L.L.C., 10
ASSISTANT VICE PRESIDENT      NEW ENGLAND EXECUTIVE PARK,
                              BURLINGTON, MA 01803


KENNETH DALY                  PRESIDENT, ANDOVER RIVER RD. TMA,
MANAGING DIRECTOR             RIVER ROAD TRANSPORTATION
                              MANAGEMENT ASSOCIATION, 7
                              SHATTUCK RD., ANDOVER, MA 01810


MICHAEL W. DAVIS              PRIOR TO AUGUST, 1997,
VICE PRESIDENT                TECHNICAL FINANCE CONSULTANT,
                              BANK OF AMERICA MORTGAGE, 50
                              CALIFORNIA ST., SAN FRANCISCO, CA
                              94111


JOHN C. DELANO                PRIOR TO JULY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      FOREIGN EXCHANGE TRADER,
                              NATIONSBANK, 233 SO. WACKER
                              DRIVE, CHICAGO, IL 60606


EDWIN M. DENSON               PRIOR TO NOVEMBER, 1997, VICE
VICE PRESIDENT                PRESIDENT AND SENIOR ECONOMIST
                              PRIMARK DECISION ECONOMICS, 260
                              FRANKLIN ST., BOSTON, MA  02110


RALPH C. DERBYSHIRE           PRIOR TO NOVEMBER, 1997, PARTNER,
SENIOR VICE PRESIDENT         PALMER & DODGE, ONE BEACON
                              STREET, BOSTON, MA  02108; BOARD
                              MEMBER, MSPCC, 399 BOYLSTON ST.,
                              BOSTON, MA; BOARD MEMBER,
                              WINCHESTER AFTER SCHOOL PROGRAM,
                              SKILLINGS RD., WINCHESTER, MA


MICHAEL G. DOLAN              CHAIRMAN-FINANCE COUNCIL, ST.
ASSISTANT VICE PRESIDENT      MARY'S PARISH, 44 MYRTLE ST.,
                              MELROSE, MA  02176; MEMBER,
                              SCHOOL ADVISORY BOARD, ST. MARY'S
                              SCHOOL, 44 MYRTLE ST., MELROSE,
                              MA  02176


MARK E. DOW                   PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                ECONOMIST, INTERNATIONAL MONETARY
                              FUND, WASHINGTON, DC


EMILY DURBIN                  BOARD OF DIRECTORS, FAMILY
VICE PRESIDENT                SERVICE, INC., LAWRENCE, MA 01840


KARNIG H. DURGARIAN           BOARD MEMBER, EBRI, SUITE 600,
MANAGING DIRECTOR             2121 K ST., N.W., WASHINGTON, DC
                              20037-1896.  TRUSTEE, AMERICAN
                              ASSEMBLY, 122 C. ST., N.W., SUITE
                              350, WASHINGTON, DC 20001


NATHAN EIGERMAN               TRUSTEE, FLOWER HILL TRUST, 298
VICE PRESIDENT                MARLBOROUGH ST., #4, BOSTON, MA
                              02116


IRENE M. ESTEVES              PRIOR TO JANUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT, MILLER BREWING CO.,
                              3939 WEST HIGHLAND BLVD.,
                              MILWAUKEE, WI  53210.  BOARD OF
                              DIRECTOR MEMBER, AMERICAN
                              MANAGEMENT ASSOCIATION FINANCE
                              COUNCIL, 1601 BROADWAY, NEW YORK,
                              NY; BOARD OF DIRECTOR MEMBER,
                              FIRST NIGHT BOSTON, 20 PARK
                              PLAZA, SUITE 927, BOSTON, MA;
                              BOARD OF DIRECTOR MEMBER, SC
                              JOHNSON COMMERCIALMARKETS, 8310
                              16TH ST., STUTEVANT, WI 53177;
                              BOARD OF DIRECTOR MEMBER,
                              MASSACHUSETTS TAXPAYERS
                              FOUNDATION, 24 PROVINCE ST.,
                              BOSTON, MA; BOARD OF DIRECTOR
                              MEMBER, MRS. BAIRDS BAKERIES, 515
                              JONES ST., SUITE 200, FORT WORTH,
                              TEXAS 76102


IAN FERGUSON                  TRUSTEE, PARK SCHOOL, 171 GODDARD
SENIOR MANAGING DIRECTOR      AVENUE, BROOKLINE, MA 02146


EDWARD R. FINCH               PRIOR TO DECEMBER, 1997, MANAGING
VICE PRESIDENT                DIRECTOR, M.A. WEATHERBIE & CO.,
                              265 FRANKLIN ST., BOSTON, MA
                              02110


KATE FLEISHER                 PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF HUMAN RESOURCES, LAURA ASHLEY,
                              6 ST., JAMES AVE. SUITE 410,
                              BOSTON, MA  02116


J. PETER GRANT                TRUSTEE, THE DOVER CHURCH, DOVER,
SENIOR VICE PRESIDENT         MA 02030


PATRICE GRAVIERE              PRIOR TO MARCH, 1998, REGIONAL
SENIOR VICE PRESIDENT         DIRECTOR FOR LATIN AMERICA, MFS
                              INTERNATIONAL, LTD, BUENOS AIRES,
                              BRAZIL


PAUL E. HAAGENSEN             DIRECTOR, HAAGENSEN RESEARCH
SENIOR VICE PRESIDENT         FOUNDATION, 630 WEST 168TH ST.,
                              NEW YORK, NY  10032


JAMES B. HAINES               PRIOR TO FEBRUARY, 1997,
ASSISTANT VICE PRESIDENT      ASSOCIATE, BENEFIT DEPARTMENT,
                              ROPES & GRAY, ONE INTERNATIONAL
                              PLACE, BOSTON, MA  02110


MARY S. HAPIJ                 PRIOR TO MARCH, 1997, RESEARCH
VICE PRESIDENT                LIBERTY MANAGER, PIONEERING
                              MANAGEMENT CORP.,  60 STATE
                              STREET, BOSTON, MA  02109




NIGEL P. HART                 PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                VICE PRESIDENT AND PORTFOLIO
                              MANAGER, INVESTMENT ADVISERS,
                              3700 FIRST BANK PLACE,
                              MINNEAPOLIS, MN 55402


DEBORAH R. HEALEY             CORPORATOR, NEW ENGLAND BAPTIST
SENIOR VICE PRESIDENT         HOSPITAL, 125 PARKER HILL AVE.,
                              BOSTON, MA 02120; DIRECTOR, NEB
                              ENTERPRISES, 125 PARKET HILL
                              AVE., BOSTON, MA 02120


MARIANNE P. ISGUR             PRIOR TO MARCH, 1998, EXECUTIVE
ASSISTANT VICE PRESIDENT      RECRUITER, PROFESSIONS, 2 VILLA
                              RD., SO. HAMILTON, MA  01982;
                              PRESIDENT, EQUINE VENTURES, LTD.,
                              25 FELLOWS RD., IPSWICH, MA 01932


JEFFREY KAUFMAN               PRIOR TO JULY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMNT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA 02116


IRA C. KALUS-BYSTRICKY        PRIOR TO MARCH, 1998, CONSULTANT,
VICE PRESIDENT                ARTHUR D. LITTLE, 25 ACORN PARK,
                              CAMBRIDGE, MA  02114


MARY E. KEARNEY               TRUSTEE, MASSACHUSETTS EYE AND
MANAGING DIRECTOR             EAR INFIRMARY, 243 CHARLES ST.,
                              BOSTON, MA  02114


KEVIN J. KELEHER              PRIOR TO AUGUST, 1998, SUPPORT
ASSISTANT VICE PRESIDENT      MANAGER, DIGITAL EQUIPMENT CO.,
                              111 POWDER MILL RD., MAYNARD, MA
                              01754


CATHERINE KENNEDY             PRIOR TO SEPTEMBER, 1997,
VICE PRESIDENT                PRINCIPAL, MORGAN STANLEY, 1585
                              BROADWAY, NEW YORK, NY 10036


JEFFREY K. KERRIGAN           PRIOR TO JUNE, 1997, VICE
ASSISTANT VICE PRESIDENT      PRESIDENT, FLEET INVESTMENTS, 75
                              STATE St., Boston, MA  02109


DAVID R. KING                 Prior to JUNE, 1997,         Vice
VICE PRESIDENT                President, FLEET INVESTMENTS, 75
                              STATE ST., BOSTON, MA  02109


WILLIAM P. KING               PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                PORTFOLIO MANAGER, TSA GLOBAL
                              ASSET MANAGEMENT, 700 SOUTH
                              FLOWER ST., LOS ANGELES, CA
                              90017


DEBORAH F. KUENSTNER          PRIOR TO MARCH, 1997, SENIOR
MANAGING DIRECTOR             PORTFOLIO MANAGER, DUPONT PENSION
                              FUND INVESTMENT, 1 RIGHT PARKWAY,
                              WILMINGTON, DE  19850; DIRECTOR,
                              BOARD OF PENSIONS, PRESBYTERIAN
                              CHURCH, 1001 MARKET ST.,
                              PHILADELPHIA, PA


THOMAS J. KUREY               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT, EVERGREEN SECURITIES,
                              77 W. WACKER,         Chicago, IL
                                      60601


        LINDA LANE            MEMBER, AMERICAN SOCIETY FOR
ASSISTANT VICE PRESIDENT      TRAINING & DEVELOPMENT, 27 GLEN
                              STREET, SUITE 4, STOUGHTON, MA
                              02072


KENNETH W. LANG               Prior to April, 1997, VICE
VICE PRESIDENT                PRESIDENT, MONTGOMERY SECURITIES,
                              600 MONTGOMERY ST., SAN
                              FRANCISCO, CA  94111


COLEMAN N. LANNUM, III        PRIOR TO JUNE, 1997, DIRECTOR-
SENIOR VICE PRESIDENT         INVESTOR RELATIONS, MALLINCKRODT,
                              INC., 7733 FORSYTH BLVD., ST.
                              LOUIS, MO 63105


LEONARD LAPORTA, JR.          PRIOR TO MARCH, 1998, ASSISTANT
VICE PRESIDENT                VICE PRESIDENT, STATE STREET
                              GLOBAL ADVISORS, TWO
                              INTERNATIONAL PLACE, BOSTON, MA
                              02110; BOARD OF OVERSEERS', USS
                              CONSTITUTION MUSEUM, CHARLESTON,
                              MA


LAWRENCE J. LASSER            DIRECTOR, MARSH & MCLENNAN
PRESIDENT, DIRECTOR AND CHIEF COMPANIES, INC., 1221 AVENUE OF
EXECUTIVE                     THE AMERICAS, NEW YORK, NY
                              10020; BOARD OF GOVERNORS AND
                              EXECUTIVE COMMITTEE, INVESTMENT
                              COMPANY INSTITUTE, 1401 H. ST.,
                              N.W. SUITE 1200, WASHINGTON, DC
                              20005; BOARD OF OVERSEERS, MUSEUM
                              OF FINE ARTS, 465 HUNTINGTON,
                              AVE., BOSTON, MA 02115; TRUSTEE,
                              BETH ISRAEL DEACONESS MEDICAL
                              CENTER, 330 BROOKLINE AVE.,
                              BOSTON, MA; MEMBER OF THE COUNCIL
                              ON FOREIGN RELATIONS, 58 EAST
                              68TH ST., NEW YORK, NY 10021;
                              MEMBER OF THE BOARD OF DIRECTORS
                              OF THE UNITED WAY OF
                              MASSACHUSETTS BAY, 245 SUMMER
                              ST., SUITE 1401, BOSTON, MA
                              02110; TRUSTEE OF THE VINEYARD
                              OPEN LAND FOUNDATION, RFD BOX
                              319X, VINEYARD HAVEN, MA 02568.


JOAN M. LEARY                 PRIOR TO JANUARY, 1997, SENIOR
VICE PRESIDENT                TAX MANAGER, KMPG, 99 HIGH
                              STREET, BOSTON, MA  02110


CRAIG S. LEWIS                PRIOR TO JANUARY, 1998, ANALYST,
VICE PRESIDENT                KEYSTONE INVESTMENTS, 200
                              BERKELEY STREET, BOSTON, MA
                              02101


GEIRULV LODE                  PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, CHANCELLOR LGT, ASSET
                              MANAGEMENT, 1166 AVENUE OF THE
                              AMERICAS, NEW YORK, NY  10036


ELIZABETH M. MACELWEE         PRIOR TO JANUARY, 1998,
SENIOR VICE PRESIDENT         PRINCIPAL, MORGAN STANLEY, 1155
                              BROADWAY, NEW YORK, NY  10036


DIANA R. MADONNA              PRIOR TO JANUARY, 1997,
ASSISTANT VICE PRESIDENT      LIBRARIAN, LIPPER ANALYTICAL
                              SERVICES, INC., 1380 LAWRENCE
                              ST., DENVER, CO 80204


SARA MALAK                    PRIOR TO OCTOBER, 1997,
VICE PRESIDENT                CONSULTANT, THE BOSTON
                              CONSULTANT, EXCHANGE PLACE,
                              BOSTON, MA  02109


BRUCE D. MARTIN               PRIOR TO APRIL, 1997, VICE
VICE PRESIDENT                PRESIDENT, EATON VANCE, 29
                              BOSTON, MA  02110




KEVIN MALONEY                 INSTITUTIONAL DIRECTOR, FINANCIAL
MANAGING DIRECTOR             MANAGEMENT ASSOCIATION,
                              UNIVERSITY OF SOUTH FLORIDA,
                              COLLEGE OF BUSINESS
                              ADMINISTRATION, SUITE 3331,
                              TAMPA, FL 33620


SCOTT M. MAXWELL              PRIOR TO MARCH, 1997, CHIEF
MANAGING DIRECTOR             FINANCIAL OFFICER-EQUITY
                              DIVISION, LEHMAN BROTHERS, 3
                              WORLD FINANCIAL CENTER, NEW YORK,
                              NY 10285


BRIDGET MCCAVOY               PRIOR TO OCTOBER, 1997, SENIOR
ASSISTANT VICE PRESIDENT      RECRUITER, BANKBOSTON, 100
                              FEDERAL ST., BOSTON, MA  02110;
                              PRIOR TO OCTOBER, 1996. EXECUTIVE
                              RECRUITER, HI HUNT & CO., 99
                              SUMMER ST., BOSTON, MA  02110


WILLIAM MCGUE                 BOARD MEMBER, SACRED HEART
MANAGING DIRECTOR             ELEMENTARY SCHOOL, 75 COMMERCIAL
                              ST.,WEYMOUTH, MA 02188; BOARD OF
                              DIRECTORS MEMBER AND TREASURER,
                              WHITTEMORE SHORES CONDOMINIUM
                              ASSOCIATION, BRIDGEWATER, NH
                              03222


PAUL K. MICHAUD               PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT, UNION
                              BANK OF SWITZERLAND,
                              BAHNHOFSTRASSE 45, 8021 ZURICH,
                              SWITZERLAND


CAROL H. MILLER               BOARD MEMBER, THE ROBBINS-DE
ASSISTANT VICE PRESIDENT      BEAUMONT FOUNDATION, C/O SULLIVAN
                              & WORCESTER, ONE POST OFFICE
                              SQUARE, BOSTON, MA 02109; BOARD
                              MEMBER, BURKE MTN. ACADEMY, EAST
                              BURKE, VT; BOARD MEMBER, THE
                              LYRIC STAGE THEATER, 140
                              CLARENDON ST., BOSTON, MA  02116;
                              BOARD MEMBER, THE BOSTON MODERN
                              ORCHESTRA PROJECT, P.O. BOX
                              39134, CAMBRIDGE, MA 02139


CHRISTOPHER G. MILLER         PRIOR TO JANUARY, 1998, Portfolio
VICE PRESIDENT                Manager,         ANALYTIC TSA
                              GLOBAL ASSET MANAGEMENT, 700 SO.
                              FLOWER ST., LOS ANGELES, CA 90017



WILLIAM H. MILLER             PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND ASSET PORTFOLIO
                              MANAGER, DELAWARE MANAGEMENT, ONE
                              COMMERCE SQUARE, PHILADELPHIA, PA


JEANNE L. MOCKARD             TRUSTEE, THE BRYN MAWR SCHOOL,
SENIOR VICE PRESIDENT         109, W. MELROSE AVENUE,
                              BALTIMORE, MA 21210


GERARD I. MOORE               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT/EQUITY RESEARCH, BOSTON
                              COMPANY ASSET MANAGEMENT, ONE
                              BOSTON PLACE, BOSTON, MA 02109


KELLY A. MORGAN               PRIOR TO SEPTEMBER, 1996, SENIOR
SENIOR VICE PRESIDENT         VICE PRESIDENT AND INTERNATIONAL
                              PORTFOLIO MANAGER, ALLIANCE
                              CAPITAL MANAGEMENT, 1345 AVENUE
                              OF THE AMERICAS, NEW YORK, NY
                              10020


DONALD E. MULLIN              CORPORATE REPRESENTATIVE AND
SENIOR VICE PRESIDENT         BOARD MEMBER, DELTA DENTAL PLAN
                              OF MASSACHUSETTS, 10 PRESIDENTS
                              LANDING, P.O. BOX 94104, MEDFORD,
                              MA 02155


GAYLE M. O'CONNELL            PRIOR TO MARCH, 1997, ASSISTANT
ASSISTANT VICE PRESIDENT      DIRECTOR OF HUMAN RESOURCES, ITT
                              SHERATON CORPORATION, 60 STATE
                              ST., BOSTON, MA  02109


STEPHEN S. OLER               PRIOR TO JUNE, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, TEMPLETON INVESTMENT
                              COUNSEL, 500 E. BROWARD BLVD.,
                              FT. LAUDERDALE, FL  33394


KERRY M. OWENS                PRIOR TO JULY, 1998, MARKETING
ASSISTANT VICE PRESIDENT      MANAGER, ABN AMRO, 199
                              BISHOPSGATE, LONDON, ENGLAND,
                              EC2M 3TY; PRIOR TO APRIL, 1997,
                              ASSISTANT MANAGER, CITIBANK, 336
                              STRAND, LONDON, ENGLAND, WC2


KIMBERLY A.M. PAGE            PRIOR TO FEBRUARY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      CONSULTANT, ANDERSEN CONSULTING,
                              100 WILLIAMS ST., WELLESLEY, MA
                              02181


MARGERY C. PARKER             PRIOR TO DECEMBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              KEYSTONE INVESTMENTS 200 BERKELEY
                              STREET, BOSTON, MA  02101


CARMEL PETERS                 PRIOR TO APRIL, 1997, MANAGING
SENIOR VICE PRESIDENT         DIRECTOR/CHIEF INVESTMENT ASIA
                              PACIFIC, WHELLOCK NATWEST
                              INVESTMENT MANAGEMENT, LTD,
                              NATWEST TOWER, TIMES SQUARE,
                              CAUSEWAY BAY, HONG KONG, CHINA


WILLIAM PERRY                 PRIOR TO SEPTEMBER, 1997, SENIOR
VICE PRESIDENT                TRADER, FIDELITY MANAGEMENT &
                              RESEARCH, 82 DEVONSHIRE ST.,
                              BOSTON, MA  02110


KEITH PLAPINGER               CHAIRMAN AND TRUSTEE, ADVENT
VICE PRESIDENT                SCHOOL, 17 BRIMMER ST., BOSTON,
                              MA  02108


CHARLES E. PORTER             TRUSTEE, ANATOLIA COLLEGE, 130
EXECUTIVE VICE PRESIDENT      BOWDOIN ST., SUITE 1201, BOSTON,
                              MA 02108; GOVERNOR, HANDEL &
                              HAYDEN SOCIETY, HORTICULTURE
                              HALL, 300 MASSACHUSETTS AVE.,
                              BOSTON, MA 0215


GEORGE PUTNAM                 CHAIRMAN AND DIRECTOR, PUTNAM
CHAIRMAN AND DIRECTOR         MUTUAL FUNDS CORP.; DIRECTOR, THE
                              BOSTON COMPANY, INC., ONE BOSTON
                              PLACE, BOSTON, MA 02108;
                              DIRECTOR, BOSTON SAFE DEPOSIT AND
                              TRUST COMPANY, ONE BOSTON PLACE,
                              BOSTON, MA 02108; DIRECTOR,
                              FREEPORT-MCMORAN, INC., 200 PARK
                              AVENUE, NEW YORK, NY 10166;
                              DIRECTOR, GENERAL MILLS, INC.,
                              9200 WAYZATA BOULEVARD,
                              MINNEAPOLIS, MN  55440; DIRECTOR,
                              HOUGHTON MIFFLIN COMPANY, ONE
                              BEACON STREET, BOSTON, MA 02108;
                              DIRECTOR, MARSH & MCLENNAN
                              COMPANIES, INC., 1221 AVENUE OF
                              THE AMERICAS, NEW YORK, NY
                              10020; DIRECTOR, ROCKEFELLER
                              GROUP, INC., 1230 AVENUE OF THE
                              AMERICAS, NEW YORK, NY 10020;
                              TRUSTEE, MASSACHUSETTS GENERAL
                              HOSPITAL, FRUIT STREET, BOSTON,
                              MA 02114; MCLEAN HOSPITAL 115
                              MILL ST., BELMONT,MA 02178; THE
                              COLONIAL WILLIAMSBURG FOUNDATION,
                              POST OFFICE BOX 1776,
                              WILLIAMSBURG, VA 23187; THE
                              MUSEUM OF FINE ARTS, 465
                              HUNTINGTON AVENUE, BOSTON, MA
                              02115; WGBH FOUNDATION, 125
                              WESTERN AVENUE,BOSTON, MA 02134;
                              THE NATURE CONSERVANCY, POST
                              OFFICE SQUARE BUILDING, 79 MILK
                              ST., SUITE 300, BOSTON, MA 02109;
                              TRUSTEE, THE JACKSON LABORATORY,
                              600 MAIN ST., BAR HARBOR, ME 04


ROBERT A. PIEPENBURG          PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT,
                              BANKBOSTON CORP./BOSTON SECURITY,
                              100 FEDERAL ST., BOSTON, MA
                              02106


ELIZABETH PRICE               PRIOR TO JANUARY, 1998,
ASSISTANT VICE PRESIDENT      INVESTMENT ANALYST, SCHRODER
                              INVESTMENT MANAGEMENT LIMITED, 33
                              GUTTER LANE, LONDON, EC2V 8AS,
                              ENGLAND


EDWARD QIAN                   PRIOR TO FEBRUARY, 1998, BACK BAY
VICE PRESIDENT                ADVISORS, 399 BOYLSTON ST.,
                              BOSTON, MA  02116; PROR TO
                              SEPTEMBER, 1996, POST-DOCTORATE
                              RESEARCH, MASSACHUSETTS INSTITUTE
                              OF TECHNOLOGY, 77 MASSACHUSETTS
                              AVENUE, CAMBRIDGE, MA  02109


KEITH QUINTON                 DIRECTOR, ELEAZAR, INC., WEST
SENIOR VICE PRESIDENT         WHEELOCK ST., HANOVER, NH  03755



THOMAS V. REILLY              TRUSTEE, KNOX COLLEGE, 2 EAST
MANAGING DIRECTOR             SOUTH ST., GALESBURG, IL 61401



MARC J. RITENHOUSE            PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF FINANCE, FIDELITY INVESTMENTS,
                              INC., 82 DEVONSHIRE ST., BOSTON,
                              MA  02109


OLIVER RUDIGOZ                PRIOR TO APRIL, 1998, PORTFOLIO
VICE PRESIDENT                MANAGER, PARIBAS ASSET
                              Management, #3 Rue D'Antin,
                              Paris, France, 75002



Michael V. Salm               Prior to November, 1997, Mortgage
VICE PRESIDENT                Analyst, Blackrock Financial
                                      345 Park Ave., New York,
                              NY  10010


Robert J. Schoen              Prior to June, 1997, Sole
ASSISTANT VICE PRESIDENT      Proprietor, Schoen Timing
                              Strategies,         315 E. 21st
                                     , New York, NY  10010


Justin M. Scott               Director, DSI PROPRIETIES
MANAGING DIRECTOR             (Neja) Ltd., Epping Rd., Reydon,
                              Essex CM19 5RD


Max S. Senter                 General Partner, M.S. Senter &
SENIOR VICE PRESIDENT         Sons Partnership, 4900
                              Fayetteville        Rd., Raleigh,
                              NC  27611





Edward Shadek, Jr.            Prior to March, 1997, Portfolio
VICE PRESIDENT                Manager, Newhold Asset
                              Management, 950 Haverford Rd.,
                              Bryn Mawr, PA  19010


Raj Ken Sharma                Prior to January, 1998, Vice
VICE PRESIDENT                President and Portfolio Manager,
                                      Fleet Financial, 75 State
                              Street, Boston, MA  02106


        GORDON H. SILVER              Trustee, Wang Center for
        MANAGING DIRECTOR     the Performing Arts, 270 Tremont
                              St., BOSTON, MA  02116


        DAVID M. SILK         MEMBER OF BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         JOBS FOR BAY STATE GRADUATES, 451
                              ANDOVER ST., SUITE 305, NORTH
                              ANDOVER, MA 01845

Steven Spiegel                Director, Ultra         DIAMOND
SENIOR MANAGING DIRECTOR      AND GOLD OUTLET., 29 East Madison
                              St., SUITE 1800, Chicago, IL
                              60602; DIRECTOR, FACES NEW YORK
                              UNIVERSITY MEDICAL CENTER, 550
                              FIRST AVENUE, NEW YORK, NY
                              10016;        Trustee, Babson
                              College, One College Drive,
                              Wellesley, MA  02157;


Christopher A. Spurlock       Prior to May, 1997, Sales Trader,
VICE PRESIDENT                J.P. Morgan, 60 Wall St.,
                              New York, NY


Michael P. Stack              Prior to November, 1997, Senior
SENIOR VICE PRESIDENT         Vice President and Portfolio
                                      Manager,  Independence
                              Investment Associates, 53 State
                              St., Boston, MA  02109


Casey         STRUMPFT        Prior to January, 1997, Director,
SENIOR VICE PRESIDENT         Blue Cross and Blue SHIRELD,
                                      100 Summer St., Boston,
                              MA  02110


                              Prior to February, 1998, Vice
                              President, Corporate Research
Robert E. Sweeney                     Smith Barney, One New
VICE PRESIDENT                York Plaza, New York, NY 10004


Judith H. Swirbalus           Prior to January, 1998, Alex,
VICE PRESIDENT                Brown & Sons, One South St.,
                                      Baltimore, MD  21202


JOHN C. TALANIAN              MEMBER OF BOARD OF DIRECTORS, THE
MANAGING DIRECTOR             JAPAN SOCIETY OF BOSTON, ONE MILK
                              STREET, BOSSTON, MA 02109


Robert J. Toner               Prior to September, 1998,
ASSISTANT VICE PRESIDENT      Associate, Goodwin Procter &
                              Hoar,         LLP, Exchange
                              Place, Boston, MA  02109


John R. Tonkin                Prior to January, 1998, Analyst,
ASSISTANT VICE PRESIDENT      Credit Suisse First Boston
                                      Celtic Towers, The
                              Terrace        Wellington, New
                              Zealand


                              Prior to September, 1997,
                              Staffing Lead, Cisco Systems, 250
Scott G. Vierra               APOLIO         Drive, Chelmsford,
VICE PRESIDENT                MA  01824



David L. Waldman              Prior to June, 1997, Senior
MANAGING DIRECTOR             Portfolio Manager, Lazard Feres
                                      Asset Management, 30
                              Rockefeller Center, New York, NY
                              10112


Paul C. Warren                Prior to May, 1997, Director, IDS
SENIOR VICE PRESIDENT         Fund Management, LT,         One
                              Pacific Place,         SQUENSWAY,
                              Hong Kong, China


DIERDRE WEST-SMITH            TRUSTEE, ST. JAMES CONDO
ASSISTANT VICE PRESIDENT      ASSOCIATION, 66 ST. JAMES ST.,
                              ROXBURY, MA 02119


Eric Wetlaufer                        PRESIDENT AND MEMBER OF
        Managing Director     BOARD OF DIRECTORS, THE BOSTON
                              SECURITY ANALYSTS SOCIETY, INC.,
                              100 BOYLSTON ST., SUITE 1050,
                              Boston, MA         02110


EDWARD F. WHALEN              MEMBER OF THE BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         HOCKOMOCK AREA YMCA, 300 ELMWOOD
                              ST., NORTH ATTLEBORO, MA 02760


Burton Wilson                 Prior to March, 1997, Associate
VICE PRESIDENT                Investments         Banking,
                                      Robertson Stephens & Co.,
                              555 California St., Suite 2600,
                              San Francisco, CA  94104


        RICHARD P. WYKE               DIRECTOR, SALEM YMCA, ONE
Senior Vice President         SEWALL ST., SALEM, MA 01970



Scott D. Zaleski              Prior to May, 1997, Investment
ASSISTANT VICE PRESIDENT      Officer, State Street Bank &
                                      Trust, 1776 Heritage Dr.,
                              Quincy, MA 02171; Prior to
                              September, 1996, Investment
                              Associate Fidelity Investments,
                              82 Devonshire St., Boston, MA
                              02109



Michael P. Zeller             Prior to July, 1997, Sales
VICE PRESIDENT                        MANGER, NYNEX Information
                                      Resources, 35 Village
                                      R., Middleton, MA  01949


ITEM 27. PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt
Money Market Fund, Putnam Capital         OPPORTUNITITES Fund,
Putnam Convertible Income-Growth Trust, Putnam Diversified Equity
Trust, Putnam Diversified Income Trust,        Putnam Equity
Income Fund, Putnam Europe Growth Fund,         Putnam Florida
Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam
High Yield Advantage Fund, Putnam High         QUALITY BOND FUND,
Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, PUTNAM INTERNATIONAL GROWTH FUND, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, PUTNAM STRATEGIC INCOME FUND, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office Square, Boston, MA 02109:


         Name            Positions and     Positions and
                            Offices           Offices
                        with Underwriter  with Registrant
Aaron,Jeff F.          Asst. Vice              None
                       President
Adduci,John V.         Vice President          None
Albanese,Frank         Vice President          None
Alberts,Richard W.     Asst. Vice              None
                       President
Alden,Donald F.        Vice President          None
Alders,Christopher A.  Senior Vice             None
                       President
Alpaugh,Christopher S. Vice President          None
Amisano,Paulette C.    Vice President          None
Andrews,Margaret       Vice                    None
                       President
Arends,Michael K.      Senior Vice             None
                       President
Asher,Steven E.        Senior Vice             None
                       President
Avery,Scott A.         Senior Vice             None
                       President
Aymond,Christian E.    Senior Vice             None
                       President
Aymond,Colin C.        Vice President          None
Battit,Suzanne J       Vice President          None
Beatty,Steven M.       Senior Vice             None
                       President
Bent,John J.           Vice President          None
Beringer,Thomas        VICE President          None
        C.
Berka,Sharon A.        Senior Vice             None
                       President
Boneparth,John F.      Managing Director       None
Bonfilio Jr.,Peter J.  Asst. Vice              None
                       President
Bouchard,Keith R.      Senior Vice             None
                       President
Bradford Jr.,Linwood   Senior Vice             None
E.                             President
Brennan,Mary Ann       Asst. Vice              None
                       President
Bresnahan,Leslee R.    Senior Vice             None
                       President
Brockelman,James D.    Senior Vice             None
                       President
Brookman,Joel S.       Vice President          None
Brown,Timothy K.       Senior Vice             None
                       President
Buckner,Gail D.        Senior Vice             None
                       President
Burke,Robert W.        Sr Managing             None
                       Director
Cabana,Susan D.        Vice President          None
Callahan,Thomas C.     Asst. Vice              None
                       President
Capone,Robert G.       Senior Vice             None
                       President
Cartwright,Patricia A. Asst.         Vice      None
                       President
Casey,David M.         Vice President          None
Castle Jr.,James R.    Vice PRESIDENT          NONE
CHAPMAN,THOMAS E.      VICE President          None
Chase,Mary Claire      Vice President          None
Chrostowski,Louis F.   Senior Vice             None
                       President
Church,Daniel J.       Vice President          None
Clark,Richard B.       Senior Vice             None
                       President
Clermont,Mary          Asst. Vice              None
                       President
Clinton,John C.        Asst. Vice              None
                       President
Collman,Kathleen M.    Sr Managing             None
                       Director
Commane,Karen L.       Asst. Vice              None
                       President
Coneeny,Mark L.        Senior Vice             None
                       President
Connelly,              Senior Vice             None
Donald A.              President
Connolly,Karen E.      Asst. Vice              None
                       President
Conyers,Barry M.       Vice President          None
Corbett,Dennis         Vice President          None
Corvinus,F. Nicholas   Senior Vice             None
                       President
Cosmer,Thomas A.       Senior Vice             NONE
                       PRESIDENT
COTTO,STEPHEN P        ASST. VICE              None
                       President
Cristo,Chad H.         Vice President          None
Cropper,Joy Bacher     Asst. Vice              None
                       President
Crowley,Colleen J.     Asst. Vice              None
                       President
Curran,Peter J.        Senior Vice             None
                       President
Dahill,Jessica E.      Vice President          None
Daly,Kenneth L.        Managing Director       None
Dane,Edward H.         Senior Vice             None
                       President
Daylor,Donna M.        Vice President          None
Days,Nancy M.          Asst. Vice              None
                       President
De Oliveira-           Asst. Vice              None
Smith,Pamela           President
Deluse,Laura R.        Asst. Vice              None
                       President
DeMont,Lisa M.         Vice President          None
Dennehy,Teresa F.      Vice PRESIDENT          NONE
DERBYSHIRE,RALPH C     SENIOR VICE             NONE
                       PRESIDENT
DEVIN,RENATE S.        SENIOR VICE             None
                       President
DiRe,Lisa M.           Asst. Vice              None
                       President
DiStasio,Karen E.      Vice President          None
Dolan,Michael G.       Vice President          None
Donaldson,Scott M.     Vice President          None
Duffy,Deirdre E.       Senior Vice             None
                       President
Durbin,Emily J.        Vice PRESIDENT          NONE
DURKEE,CHRISTINE       ASST. VICE              None
                       President
Edlin,David B.         Managing Director       None
Eisenkraft,Gail A.     Managing Director       None
English,James M.       Senior Vice             None
                       President
Esposito,Vincent       Managing                NONE
                       DIRECTOR
FARRELL,DEBORAH S.     SENIOR VICE             None
                       President
Feldman,Susan H.       Senior Vice             None
                       President
Fisher,C. Nancy        Managing Director       None
Fishman,Mitchell B.    Senior Vice             None
                       President
Fiumara,Joseph C.      Vice President          None
Flaherty,Patricia C.   Senior Vice             None
                       President
Fleisher,Kate          Vice                    NONE
                       PRESIDENT
FOLEY,TIMOTHY P.       VICE PRESIDENT          NONE
FROST,KAREN T.         SENIOR Vice             None
                       President
Fullerton,Brian J.     Senior Vice             None
                       President
Gates,Judy S.          Senior Vice             None
                       President
Gennaco,Joseph P.      Senior Vice             NONE
                       PRESIDENT
GIBBS,STEPHEN C.       VICE President          None
Gindel,Caroline E.     Asst. Vice              None
                       President
Goodfellow,Mark D.     Vice President          None
Goodman,Robert         Managing Director       None
Gould,Carol J.         Asst. Vice              NONE
                       PRESIDENT
]GRACE,Anthony J.      Asst. Vice              None
                       President
Grace,Linda K.         Vice PRESIDENT          NONE
GREENWOOD,DANIEL W.    VICE President          None
Grossberg,Jill         Asst. Vice              None
                       President
Grove,Denise           Vice President          None
Guay,Timothy R.        Asst. Vice              None
                       President
Gubala,Jeffrey P.      Vice President          None
Guerin,Donnalee        Asst. Vice              None
                       President
Guerra,Salvatore F.    Vice PRESIDENT          NONE
HAINES,JAMES B.        ASST. VICE              None
                       President
Hall,Debra L.          Vice President          None
Halloran,James E.      Vice President          None
Halloran,Thomas W.     Senior Vice             None
                       President
Harbeck,John D.        Vice President          None
Harrington,Bruce D.    Vice President          None
Hartigan,Craig W.      Vice President          None
Hartley,Deborah M.     Asst. Vice              None
                       President
Hawkins III,Howard W.  Vice President          None
Hayes-Castro,Deanna R. Vice                    None
                       President
Hedstrom,Gayle A.      Asst. Vice              None
                       President
Heffernan,Paul P.      Senior Vice             None
                       President
Heimanson,Susan M.     Senior Vice             None
                               President
Holly Sr.,Jeremiah K.  Vice President          None
Holmes,Maureen A.      Asst. Vice              None
                       President
Hooley,Daniel F Jr.    Asst. Vice              None
                       President
Hoyt,Paula J.          Asst. Vice              None
                       President
Hurley,William J.      Managing Director       NONE
                       &         CFO
HUTCHINS,ROBERT B.     VICE PRESIDENT          NONE
ISGUR,Marianne P.      Asst. Vice              None
                       President
Jacobsen,Dwight D.     Managing                NONE
                       DIRECTOR
JORDAN,Stephen R.      Asst. Vice              None
                       President
Kapinos,Peter J.       Vice President          None
Kay,Karen R.           Senior Vice             NONE
                       PRESIDENT
KELEHER,KEVIN J.       ASST. VICE              None
                       President
Kelley,Brian J.        Vice President          None
Kelly,A.Siobhan        Asst. Vice              None
                       President
Kennedy,Alicia C.      Asst.         Vice      None
                       President
King,David         L.  MANAGING DIRECTOR       NONE
KING,DAVID R.          VICE PRESIDENT          NONE
KINOSHITA,TAKASHI      VICE President          None
Kinsman,Anne           Senior Vice             None
                       President
Kirk,Deborah H.        Senior Vice             None
                       President
Koontz,Jill A.         Senior Vice             None
                       President
Kreutzberg,Howard H.   Senior Vice             None
                       President
Krieger,Marjorie B.    Vice President          None
Lacascia,              VICE PRESIDENT          NONE
CHARLES M.
LANDERS,BRUCE M.       VICE President          None
Lane,Linda             Asst. Vice              None
                       President
LaPierre,Christopher W Asst. Vice              None
                       President
Lathrop,James D.       Senior Vice             None
                       President
Lawlor,Stephanie T.    Asst. Vice              None
                       President
Leary,Joan M.          Vice President          None
Ledbetter,Charles C.   Vice President          None
Leipsitz,Margaret      Asst. Vice              None
                       President
Lemire,Kevin           Vice President          None
Leonardo,Christine A.  Vice President          None
Levy,Eric S.           Senior Vice             NONE
                       PRESIDENT
LEVY,NORMAN S.         VICE President          None
Lewandowski Jr.,Edward Vice President          None
V.
Lewandowski,Edward V.  Senior Vice             None
                       President
Li,Mei                 Asst. Vice              None
                       President
Lieberman,Samuel L.    Vice President          None
Lifsitz,David M.       Vice President          None
Lilien,David R.        Vice President          None
Linehan,Ann-Marie      Asst. Vice              None
                       President
Litant,Lisa M.         Asst. Vice              None
                       President
Lockwood,Maura A.      Senior Vice             None
                       President
Lomba,Rufino R.        Senior Vice             None
                       President
Long,Gregory T.        Vice President          None
Lucey,Kevin J          Vice President          None
Lucey,Robert           DIRECTOR                NONE
F.
LUCEY, THOMAS          PRESIDENT AND           NONE
                       DIRECTOR
LYONS,Robert F.        Asst. Vice              None
                       President
Malatos,Ann            Vice President          None
Mallin,Bonnie J.       Senior VICE             NONE
                       PRESIDENT
MALOOF,RENEE L.        ASST. Vice              None
                       President
Mancini,Dana           Asst. Vice              NONE
                       PRESIDENT
MANNING,GEORGE J.      VICE President          None
Manthorne,Heather M.   Asst. Vice              None
                       President
Maravel,Alexi A.       Asst. Vice              None
                       President
Marius,Frederick S.    Vice President          None
McAvoy,Bridget         Asst. Vice              None
                       President
McCafferty,Karen A.    Vice President          None
McCarthy,Anne B.       Asst. Vice              None
                       President
McConville,Paul D.     Senior Vice             None
                       President
McCracken,Brian        Asst. Vice              None
                       President
McCutcheon,Bruce A     Senior Vice             None
                       President
McDermott,Daniel E.    Asst. Vice              None
                       President
McKenna,Mark J.        Senior Vice             None
                       President
McNamara,Laura         Vice President          None
McNamee,Mary G.        Asst. VICE              NONE
                       PRESIDENT
MEAGHER,DOROTHY B.     ASST. Vice              None
                       President
Metelmann,Claye A.     Vice President          None
Milgroom,Eric D.       Asst. Vice              None
                       President
Miller,Bart D.         Senior Vice             None
                       President
Miller,                Managing Director       None
Jeffrey M.
Mills,Ronald K.        Vice President          None
Minsk,Judith           Asst. Vice              None
                       President
Mintzer,Matthew P.     Senior Vice             None
                       President
Monahan,Kimberly A.    Vice President          None
Moody,Paul R.          Vice PRESIDENT          NONE
MOONIN,SARA R.         ASST. VICE              None
                       President
Moret,Mitchell L.      Senior Vice             None
                       President
Mosher,Barry L.        Asst. Vice              None
                       President
Mullen,Donald E.       Senior Vice             None
                       President
Murphy JR.,KENNETH W.  ASST. VICE              NONE
                       PRESIDENT
MURPHY,Paul G.         Vice President          None
Murray,Brendan R.      Vice President          None
Nadherny,Robert        Senior Vice             None
                       President
Natale,Ellen E.        Asst. VICE              NONE
                       PRESIDENT
NAUEN,KIMBERLY PAGE    ASST. Vice              None
                       President
Neary,Ellen R.         Vice President          None
Nelson,Alexander L.    Managing Director       None
Newell,Amy Jane        Vice President          None
Nickodemus,John P.     Senior Vice             None
                       President
Nickse,Gail A.         Asst. Vice              None
                       President
O'Brien,Lois C.        Vice President          None
O'Brien,Nancy E.       Vice President          None
O'Connell,Gayle M.     Asst. Vice              None
                       President
Onofrio,Ellen          Asst. Vice              NONE
                       PRESIDENT
OWENS,KERRY M.         ASST. Vice              None
                       President
Palmer,Patrick J.      Vice President          None
Palombo,Joseph R.      Managing                NONE
                       DIRECTOR
PANESSA,BRIAN          VICE PRESIDENT          NONE
PAPES,Scott A.         Vice President          None
Parr,Cynthia O.        Vice President          None
Pelletier,Dale M.      Vice President          None
Peterson,Jennifer H.   Asst. Vice              None
                       President
Peterson,              VICE PRESIDENT          NONE
KATHRYN L.
PETRALIA,RANDOLPH S.   SENIOR VICE             None
                       President
Phoenix,John G.        Senior Vice             None
                       President
Phoenix,Joseph         Senior Vice             None
                       President
Plapinger,Keith        Senior Vice             NONE
                               PRESIDENT
POWERS,BRIAN S.        ASST. Vice              None
                       President
Present,Howard B.      Senior Vice             None
                       President
Pulkrabek,Scott M.     Vice President          None
Putnam,George          Director            Chairman and

                                             PRESIDENT
REZABEK,Joseph L.      Asst. Vice              None
                       President
Riley,Megan G.         Asst. Vice              None
                       President
Ritenhouse,Marc J.     Vice President          None
Rodammer,Kris          Vice President          None
Rogers,Deborah A.      Vice President          None
Rothman,Debra V.       Vice President          None
Rowe,Robert B.         Vice                    None
                       President
Ruys de Perez,Charles  Senior Vice             None
A.                     President
Ryan,Carolyn M.        Asst. Vice              None
                       President
Ryan,Deborah A.        Vice                    None
                       President
Saunders,Catherine A.  Senior Vice             None
                       President
Saunders,Robbin L.     Vice President          None
Saur,Karl W.           Vice President          None
Scanlon,Michael M.     Vice President          None
Schaefer,Jennifer L.   Asst. Vice              None
                       President
Schofield,Shannon D.   Vice President          None
Schroeder,Paul R.      Asst. Vice              None
                       President
Schultz,Mitchell D.    Managing Director       None
Scordato,Christine A.  Senior Vice             None
                       President
Scott,Joseph W.        Asst. Vice              None
                       President
Segers,Elizabeth R.    Senior Vice             None
                       President
Shamburg,John B.       Vice President          None
Sharpless,Kathy G.     Managing                NONE
                       DIRECTOR
SHIEBLER,WILLIAM N.    DIRECTOR           VICE PRESIDENT
SHORT,JONATHAN D.      SENIOR VICE             NONE
                       PRESIDENT
SILVER,GORDON H.       SENIOR Managing    Vice President
                       Director
Skistimas Jr,John J.   Vice President          None
Smith,Stuart C.        Asst. Vice              None
                       President
Southard,Peter J.      Vice President          None
Spiegel,Steven         Sr Managing             None
                       Director
Stack,Michael P.       Senior Vice             None
                       President
Stanojev,Nicholas T.   Senior Vice             NONE
                               PRESIDENT
STARR,LOREN M.         MANAGING DIRECTOR       NONE
STEINBERG,Lauren B.    Asst. Vice              None
                       President
Stern,Derek A.         Asst. Vice              None
                       President
Stickney,Paul R.       Senior Vice             None
                       President
Strumpf,Casey          Senior Vice             None
                       President
Sullivan,Brian L.      Senior Vice             None
                       President
Sullivan,Donna G       Vice President          None
Sullivan,Elaine M.     Senior Vice             None
                       President
Sullivan,Guy           Managing Director       None
Sullivan,Kevin J.      Senior Vice             None
                       President
Sullivan,Maryann       Asst. Vice              None
                       President
Sutherland,George C.   Vice                    NONE
                       PRESIDENT
SWEENEY,JANET C.       SENIOR VICE             NONE
                       PRESIDENT
TALANIAN,JOHN C.       MANAGING DIRECTOR       NONE
TANNER,B Iris          Vice President          None
Tavares,April M.       Asst. Vice              None
                       President
Taylor,David S.        Vice President          None
Telling,John R.        Senior Vice             None
                       President
Tercha,Cynthia         Vice President          None
Thomas,Tracy           ASST. Vice              None
E.                     President
Tibbetts,Richard B.    Managing Director       None
Tirado,Patrice M.      Vice PRESIDENT          NONE
TONER,ROBERT J.        ASST. VICE              None
                       President
Tosi,Janet E.          Vice President          None
Troped,Bonnie L.       Senior Vice             None
                       President
Trowbridge,Wendy S.    Asst. Vice              None
                       President
Twigg,Christine M.     Asst. Vice              None
                       President
Vander Linde,Douglas   Senior Vice             None
J.                     President
Verani,John R.         Senior Vice        Vice President
                       President
Vierra,Scott G.        Vice                    None
                       President
Waters,Mitchell J.     Vice                    None
                       President
West-Smith,Deirdre     Asst. Vice              NONE
                       PRESIDENT
WHALEN,Brian           Vice President          None
Whalen,Edward F.       Senior Vice             None
                       President
Whitaker,J. Greg       Vice President          None
White,J. Bennett       Vice                    None
                       President
Wolfson,Jane           Senior Vice             None
                       President
Woloshin,Benjamin I.   Senior Vice             None
                       President
Woolverton,William H.  Managing Director       None
Zeller,Michael P.      Vice President          None
Zografos,Laura J.      Vice President          None
Zukowski,Virginia A.   Senior Vice        None
                       President







ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

ITEM 29.  MANAGEMENT SERVICES

          None.

ITEM 30.  UNDERTAKINGS

          (a) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

               CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the incorporation by reference in the Prospectuses and Statements of Additional Information constituting parts of this Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (the "Registration Statement") (File No. 33-56339) of our reports dated October 21, 1998, October 13, 1998, October 9, 1998 and October 19, 1998,
respectively, relating to the financial statements and financial highlights appearing in the August 31, 1998 Annual Reports of Putnam Emerging Markets Fund, Putnam International Fund, Putnam International Voyager Fund and Putnam New Value Fund, each a series of Putnam Investment Funds, which financial statements and financial highlights are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Independent Accountants and Financial Statements" in such Statement of Additional Information and under the headings "Financial highlights" in such Prospectuses.




PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 1998

                   --------------------------

                             NOTICE

          A copy of the Agreement and Declaration of Trust of Putnam Investment Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.



                           SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28 day of October, 1998.

                            PUTNAM FUNDS TRUST

                            By: Gordon H. Silver, Vice President


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds
Trust has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                               TITLE

George Putnam                      President and Chairman of the
                                   Board; Principal Executive
                                   Officer; Trustee

John D. Hughes                     Senior Vice President;
                                   Treasurer and Principal
                                   Financial Officer

Paul G. Bucuvalas                  Assistant Treasurer and
                                   Principal Accounting Officer

Jameson A. Baxter                  Trustee

Hans H. Estin                      Trustee

John A. Hill                       Trustee

Ronald J. Jackson                  Trustee

Paul L. Joskow                     Trustee

Elizabeth T. Kennan                Trustee

Lawrence J. Lasser                 Trustee

John H. Mullin, III                Trustee

Robert E. Patterson                Trustee

Donald S. Perkins                  Trustee

William F. Pounds                  Trustee

George Putnam, III                 Trustee

A.J.C. Smith                       Trustee

W. Thomas Stephens                 Trustee

W. Nicholas Thorndike              Trustee




                                   By:  Gordon H. Silver,
                                   as Attorney-in-Fact
                                   October 28, 1998
                                             [/R]
































                        PUTNAM FUNDS TRUST

                           FORM N-1A
                             PART C

                        OTHER INFORMATION

ITEM 23.  EXHIBITS

          4. Agreement and Declaration of Trust dated January 22, 1996 -- Incorporated by reference to Registrant's Initial Registration Statement.
                    2.   By-Laws, as amended through January 22,
               1996 -- Incorporated by reference to Pre-effective
               Amendment No. 2 to the Registrant's Registration
               Statement.
                    3a.  Portions of Agreement and Declaration of
               Trust Relating to Shareholders' Rights --
               Incorporated by reference to the Registrant's
               Initial Registration Statement.
                    3b.  Portions of By-Laws Relating to
                    Shareholders' Rights --
                              Incorporated by reference to the
               Registrant's Initial Registration Statement.
                    4.   Form of Management Contract --
               Incorporated by reference to Post-Effective
               Amendment No. 16 to the Registrant's Registration
               Statement.
          5a.  Distributor's Contract dated June 7, 1996 --
               Incorporated by reference to Pre-Effective
               Amendment No. 2 to the Registrant's Registration
               Statement.
                    5b.  Form of Specimen Dealer Sales Contract -
               Incorporated by reference to Pre-effective
               Amendment No. 2 to the Registrant's Registration
               Statement.
                    5c.  Form of Specimen Financial Institution
               Sales Contract - Incorporated by reference to Pre-effective Amendment No. 2 to the Registrant's
               Registration Statement.
                    6.   Trustee Retirement Plan dated October 4,
               1996 --Incorporated by reference to Post-Effective
               Amendment No. 4 to the Registrant's Registration
               Statement.
                    7.   Custodian Agreement with Putnam
               Fiduciary Trust Company dated May 3, 1991, as amended July 13, 1992 -- Incorporated by reference to Post-Effective Amendment No. 2 to the
               Registrant's Registration Statement.
                    8.   Investor Servicing Agreement dated June
               3, 1991 with Putnam Fiduciary Trust Company --
               Incorporated by reference to Pre-Effective
               Amendment No. 2 to the Registrant's Registration
               Statement.
                    9.   Opinion of Ropes & Gray, including
               consent -- Incorporated by reference to Pre-
               Effective Amendment No. 2 to the Registrant's
               Registration Statement.
          10.  Not applicable.
          11.  Not applicable.
                    12.  Investment Letter from Putnam
               Investments, Inc. to the Registrant --
               Incorporated by reference to Pre-Effective
               Amendment No. 2 to the Registrant's Registration
               Statement.
                    13a. Class A Distribution Plan and Agreement
               dated June 7, 1996 -- Incorporated by reference to Pre-effective Amendment No. 2 to the
               Registrant's Registration Statement.
                    13b. Class B Distribution Plan and Agreement
               dated June 7, 1996 -- Incorporated by reference to
               Post-Effective Amendment No. 2 to the Registrant's
               Registration Statement.
                    13c. Class M Distribution Plan and Agreement
               dated June 7, 1996 -- Incorporated by reference to
               Post-Effective Amendment No. 2 to the Registrant's
               Registration Statement.
                    13d. Form of Specimen Dealer Service
               Agreement - Incorporated by reference to Pre-effective Amendment No. 2 to the Registrant's
               Registration Statement.
                    13e. Form of Specimen Financial Institution
               Service Agreement -- Incorporated by reference to
               Pre-effective Amendment No. 2 to the Registrant's
               Registration Statement.
                    14a. Financial Data Schedule for Class A
               shares Putnam Latin America Fund-- Exhibit 1
                    14b. Financial Data Schedule for Class A
               shares Putnam Asia Pacific Fund II-- Exhibit 2
                    14c. Financial Data Schedule for Class A
               shares Putnam High Yield Trust II-- Exhibit 3
                    14d. Financial Data Schedule for Class B
               shares Putnam High Yield Trust II-- Exhibit 4
                    14e. Financial Data Schedule for Class M
               shares Putnam High Yield Trust II-- Exhibit 5
                    15.  Rule 18f-3 Plan -- Incorporated by
               reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT

          As of September 30, 1998, Putnam Investments, Inc. owned 92.40%, 95.50%, 87.10%, 52.60%, 98.30%, 98.60%, 97.00% and
12.20% respectively of Putnam Latin America Fund, Putnam Asia Pacific Fund II, Putnam Investment Fund 98, Putnam Equity Fund 98, Putnam Growth Fund, Putnam Value Fund, Putnam U.S. Core Fund and Putnam High Yield Trust II.

ITEM 25.  INDEMNIFICATION

          The information required by this item is incorporated herein by reference from the Registrant's initial Registration
Statement on Form N-1A under the Investment Company Act of 1940
(File No. 811-7513).

ITEMS 26 AND 27.

09/18/98                    C-12
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ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISE        R

     Except as set forth below, the directors and officers of the
        REGISTRANT'S investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is ONE Post Office Square, Boston, Massachusetts 02109.

NAME                          NON-PUTNAM BUSINESS AND OTHER
                                      CONNECTIONS


        Michael J. Abata      Prior to May, 1997, Assistant
ASSISTANT VICE PRESIDENT      Vice President, Alliance Capital
                                      Management Corp., 1345
                              Avenue of the Americas, New York,
                              NY  10020


BLAKE ANDERSON                TRUSTEE, SALEM FEMALE CHARITABLE
MANAGING DIRECTOR             SOCIETY, SALEM MA 01970


Barry R. Allen                Prior to December, 1997,
VICE PRESENT                  Analyst/Director of Research,
                                      Harbor Capital
                              Management, 125 High St., Boston,
                              MA  02110


Jennifer Antill               Prior to November, 1996,
MANAGING DIRECTOR             Director, IAI International/Hill
                                      Samuel Investment
                              Advisors, 10 Fleet Place, London,
                              England


Nikesh Arora                  Prior to April, 1997, Chief
VICE PRESIDENT                Financial Officer,
                              Fidelity Investments, 82
                              Devonshire St., Boston, MA  02110


Michael Arends                        Prior to         MAY,
Senior Vice President         1997, MANAGING Director,
                              EQUITIES, PHOENIX DUFF & PHELPS,
                              56 PROSPECT ST., HARTFORD, CT
                              06101        ; Board Member,
                                      DONALD L. ARENDS, INC.,
                              100 JORIE BLVD., OAKBROOK, ILL
                              60523


STEVEN E. ASHER                       TREASURER, THE HARVARD
Senior Vice President         INDEPENDENT, INC. 501(C) (3)
                              CHARITABLE ORGANIZATION, CANADY
                              HALL, HARVARD YARD, CAMBRIDGE, MA
                              02138


MICHAEL J. ATKIN              PRIOR TO JULY, 1997, DIRECTOR OF
SENIOR VICE PRESIDENT         LATIN AMERICA INSTITUTE OF
                              INTERNATIONAL FINANCE, 2000
                              PENNSYLVANIA AVENUE, WASHINGTON,
                              D.C. 20006


JEFFREY B. AUGUSTINE          PRIOR TO JANUARY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT, INVESTMENT CONSULTING,
                              INVESTOR TOOLS, INC., 100 BRIDGE
                              ST. PLAZA, YORKVILLE, IL  60560


ROWLAND T. BANKES             PRIOR TO JULY, 1997, SENIOR FIXED-
VICE PRESIDENT                INCOME TRADER, JENNISON, JENNISON
                              ASSOCIATES CAPITAL CORP., ONE
                              FINANCIAL CENTER, BOSTON,  MA
                              02110


ROBERT R. BECK                DIRECTOR, CHARLES BRIDGE
SENIOR VICE PRESIDENT         PUBLISHING, 85 MAIN ST.,
                              WATERTOWN, MA  02172; BOARD OF
                              OVERSEERS, BETH ISRAEL DEACONESS
                              MEDICAL CENTER, 330 BROOKLINE
                              AVE., BOSTON, MA 02215


CARL D. BELL                  PRIOR TO JANUARY, 1998,
VICE PRESIDENT                PRINCIPAL, SMITH BREEDON
                              ASSOCIATION, 100 EUROPA DRIVE,
                              SUITE 200, CHAPEL HILL, NC  27514


GEOFFREY C. BLAISDELL         PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, BLACKROCK FINANCIAL,
                              345 PARK AVENUE, NEW YORK, NY
                              10010


JEFFREY M. BRAY               PRIOR TO OCTOBER, 1997, ANALYST,
VICE PRESIDENT                LEHMAN BROTHERS, 3 WORLD
                              FINANCIAL CENTER, NEW YORK, NY
                              10285


DAVID J. BUCKLE               PRIOR TO MARCH, 1998, VICE
VICE PRESIDENT                PRESIDENT, J.P. MORGAN INVESTMENT
                              MANAGEMENT, 28 KING ST., LONDON,
                              ENGLAND SWI YXA


RONALD J. BUKOVAC             PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                MANAGER, VALUATION, PRICE
                              WATERHOUSE, 200 E. RANDOLPH
                              DRIVE, CHICAGO, IL  60601


ROBERT W. BURKE               MEMBER-EXECUTIVE COMMITTEE, THE
SENIOR MANAGING DIRECTOR      RIDGE CLUB, COUNTRY CLUB ROAD,
                              SANDWICH, MA  02563; MEMBER-
                              ADVISORY BOARD, CATHEDRAL HIGH
                              SCHOOL, 74 UNION PARK ST., SO.
                              BOSTON, MA  02118


JACK P. CHANG                 PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, COLUMBIA MANAGEMENT
                              COMPANY, 1300 S.W. 6TH AVE.,
                              PORTLAND, OR  97207


MARY CLAIRE CHASE             PRIOR TO JANUARY, 1997, DIRECTOR
VICE PRESIDENT                OF STAFF DEVELOPMENT, ARTHUR D.
                              LITTLE CO., 25 ACORN PARK,
                              CAMBRIDGE, MA  02140


C. BETH COTNER                DIRECTOR, THE LYRIC STAGE
SENIOR VICE PRESIDENT         THEATER, 140 CLARENDON ST.,
                              BOSTON, MA  02116


KEVIN M. CRONIN               PRIOR TO FEBRUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMENT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA  02117


JOHN R.S. CUTLER              MEMBER, BURST MEDIA, L.L.C., 10
ASSISTANT VICE PRESIDENT      NEW ENGLAND EXECUTIVE PARK,
                              BURLINGTON, MA 01803


KENNETH DALY                  PRESIDENT, ANDOVER RIVER RD. TMA,
MANAGING DIRECTOR             RIVER ROAD TRANSPORTATION
                              MANAGEMENT ASSOCIATION, 7
                              SHATTUCK RD., ANDOVER, MA 01810


MICHAEL W. DAVIS              PRIOR TO AUGUST, 1997,
VICE PRESIDENT                TECHNICAL FINANCE CONSULTANT,
                              BANK OF AMERICA MORTGAGE, 50
                              CALIFORNIA ST., SAN FRANCISCO, CA
                              94111


JOHN C. DELANO                PRIOR TO JULY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      FOREIGN EXCHANGE TRADER,
                              NATIONSBANK, 233 SO. WACKER
                              DRIVE, CHICAGO, IL 60606


EDWIN M. DENSON               PRIOR TO NOVEMBER, 1997, VICE
VICE PRESIDENT                PRESIDENT AND SENIOR ECONOMIST
                              PRIMARK DECISION ECONOMICS, 260
                              FRANKLIN ST., BOSTON, MA  02110


RALPH C. DERBYSHIRE           PRIOR TO NOVEMBER, 1997, PARTNER,
SENIOR VICE PRESIDENT         PALMER & DODGE, ONE BEACON
                              STREET, BOSTON, MA  02108; BOARD
                              MEMBER, MSPCC, 399 BOYLSTON ST.,
                              BOSTON, MA; BOARD MEMBER,
                              WINCHESTER AFTER SCHOOL PROGRAM,
                              SKILLINGS RD., WINCHESTER, MA


MICHAEL G. DOLAN              CHAIRMAN-FINANCE COUNCIL, ST.
ASSISTANT VICE PRESIDENT      MARY'S PARISH, 44 MYRTLE ST.,
                              MELROSE, MA  02176; MEMBER,
                              SCHOOL ADVISORY BOARD, ST. MARY'S
                              SCHOOL, 44 MYRTLE ST., MELROSE,
                              MA  02176


MARK E. DOW                   PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                ECONOMIST, INTERNATIONAL MONETARY
                              FUND, WASHINGTON, DC


EMILY DURBIN                  BOARD OF DIRECTORS, FAMILY
VICE PRESIDENT                SERVICE, INC., LAWRENCE, MA 01840


KARNIG H. DURGARIAN           BOARD MEMBER, EBRI, SUITE 600,
MANAGING DIRECTOR             2121 K ST., N.W., WASHINGTON, DC
                              20037-1896.  TRUSTEE, AMERICAN
                              ASSEMBLY, 122 C. ST., N.W., SUITE
                              350, WASHINGTON, DC 20001


NATHAN EIGERMAN               TRUSTEE, FLOWER HILL TRUST, 298
VICE PRESIDENT                MARLBOROUGH ST., #4, BOSTON, MA
                              02116


IRENE M. ESTEVES              PRIOR TO JANUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT, MILLER BREWING CO.,
                              3939 WEST HIGHLAND BLVD.,
                              MILWAUKEE, WI  53210.  BOARD OF
                              DIRECTOR MEMBER, AMERICAN
                              MANAGEMENT ASSOCIATION FINANCE
                              COUNCIL, 1601 BROADWAY, NEW YORK,
                              NY; BOARD OF DIRECTOR MEMBER,
                              FIRST NIGHT BOSTON, 20 PARK
                              PLAZA, SUITE 927, BOSTON, MA;
                              BOARD OF DIRECTOR MEMBER, SC
                              JOHNSON COMMERCIALMARKETS, 8310
                              16TH ST., STUTEVANT, WI 53177;
                              BOARD OF DIRECTOR MEMBER,
                              MASSACHUSETTS TAXPAYERS
                              FOUNDATION, 24 PROVINCE ST.,
                              BOSTON, MA; BOARD OF DIRECTOR
                              MEMBER, MRS. BAIRDS BAKERIES, 515
                              JONES ST., SUITE 200, FORT WORTH,
                              TEXAS 76102


IAN FERGUSON                  TRUSTEE, PARK SCHOOL, 171 GODDARD
SENIOR MANAGING DIRECTOR      AVENUE, BROOKLINE, MA 02146


EDWARD R. FINCH               PRIOR TO DECEMBER, 1997, MANAGING
VICE PRESIDENT                DIRECTOR, M.A. WEATHERBIE & CO.,
                              265 FRANKLIN ST., BOSTON, MA
                              02110


KATE FLEISHER                 PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF HUMAN RESOURCES, LAURA ASHLEY,
                              6 ST., JAMES AVE. SUITE 410,
                              BOSTON, MA  02116


J. PETER GRANT                TRUSTEE, THE DOVER CHURCH, DOVER,
SENIOR VICE PRESIDENT         MA 02030


PATRICE GRAVIERE              PRIOR TO MARCH, 1998, REGIONAL
SENIOR VICE PRESIDENT         DIRECTOR FOR LATIN AMERICA, MFS
                              INTERNATIONAL, LTD, BUENOS AIRES,
                              BRAZIL


PAUL E. HAAGENSEN             DIRECTOR, HAAGENSEN RESEARCH
SENIOR VICE PRESIDENT         FOUNDATION, 630 WEST 168TH ST.,
                              NEW YORK, NY  10032


JAMES B. HAINES               PRIOR TO FEBRUARY, 1997,
ASSISTANT VICE PRESIDENT      ASSOCIATE, BENEFIT DEPARTMENT,
                              ROPES & GRAY, ONE INTERNATIONAL
                              PLACE, BOSTON, MA  02110


MARY S. HAPIJ                 PRIOR TO MARCH, 1997, RESEARCH
VICE PRESIDENT                LIBERTY MANAGER, PIONEERING
                              MANAGEMENT CORP.,  60 STATE
                              STREET, BOSTON, MA  02109




NIGEL P. HART                 PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                VICE PRESIDENT AND PORTFOLIO
                              MANAGER, INVESTMENT ADVISERS,
                              3700 FIRST BANK PLACE,
                              MINNEAPOLIS, MN 55402


DEBORAH R. HEALEY             CORPORATOR, NEW ENGLAND BAPTIST
SENIOR VICE PRESIDENT         HOSPITAL, 125 PARKER HILL AVE.,
                              BOSTON, MA 02120; DIRECTOR, NEB
                              ENTERPRISES, 125 PARKET HILL
                              AVE., BOSTON, MA 02120


MARIANNE P. ISGUR             PRIOR TO MARCH, 1998, EXECUTIVE
ASSISTANT VICE PRESIDENT      RECRUITER, PROFESSIONS, 2 VILLA
                              RD., SO. HAMILTON, MA  01982;
                              PRESIDENT, EQUINE VENTURES, LTD.,
                              25 FELLOWS RD., IPSWICH, MA 01932


JEFFREY KAUFMAN               PRIOR TO JULY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMNT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA 02116


IRA C. KALUS-BYSTRICKY        PRIOR TO MARCH, 1998, CONSULTANT,
VICE PRESIDENT                ARTHUR D. LITTLE, 25 ACORN PARK,
                              CAMBRIDGE, MA  02114


MARY E. KEARNEY               TRUSTEE, MASSACHUSETTS EYE AND
MANAGING DIRECTOR             EAR INFIRMARY, 243 CHARLES ST.,
                              BOSTON, MA  02114


KEVIN J. KELEHER              PRIOR TO AUGUST, 1998, SUPPORT
ASSISTANT VICE PRESIDENT      MANAGER, DIGITAL EQUIPMENT CO.,
                              111 POWDER MILL RD., MAYNARD, MA
                              01754


CATHERINE KENNEDY             PRIOR TO SEPTEMBER, 1997,
VICE PRESIDENT                PRINCIPAL, MORGAN STANLEY, 1585
                              BROADWAY, NEW YORK, NY 10036


JEFFREY K. KERRIGAN           PRIOR TO JUNE, 1997, VICE
ASSISTANT VICE PRESIDENT      PRESIDENT, FLEET INVESTMENTS, 75
                              STATE St., Boston, MA  02109


DAVID R. KING                 Prior to JUNE, 1997,         Vice
VICE PRESIDENT                President, FLEET INVESTMENTS, 75
                              STATE ST., BOSTON, MA  02109


WILLIAM P. KING               PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                PORTFOLIO MANAGER, TSA GLOBAL
                              ASSET MANAGEMENT, 700 SOUTH
                              FLOWER ST., LOS ANGELES, CA
                              90017


DEBORAH F. KUENSTNER          PRIOR TO MARCH, 1997, SENIOR
MANAGING DIRECTOR             PORTFOLIO MANAGER, DUPONT PENSION
                              FUND INVESTMENT, 1 RIGHT PARKWAY,
                              WILMINGTON, DE  19850; DIRECTOR,
                              BOARD OF PENSIONS, PRESBYTERIAN
                              CHURCH, 1001 MARKET ST.,
                              PHILADELPHIA, PA


THOMAS J. KUREY               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT, EVERGREEN SECURITIES,
                              77 W. WACKER,         Chicago, IL
                                      60601


        LINDA LANE            MEMBER, AMERICAN SOCIETY FOR
ASSISTANT VICE PRESIDENT      TRAINING & DEVELOPMENT, 27 GLEN
                              STREET, SUITE 4, STOUGHTON, MA
                              02072


KENNETH W. LANG               Prior to April, 1997, VICE
VICE PRESIDENT                PRESIDENT, MONTGOMERY SECURITIES,
                              600 MONTGOMERY ST., SAN
                              FRANCISCO, CA  94111


COLEMAN N. LANNUM, III        PRIOR TO JUNE, 1997, DIRECTOR-
SENIOR VICE PRESIDENT         INVESTOR RELATIONS, MALLINCKRODT,
                              INC., 7733 FORSYTH BLVD., ST.
                              LOUIS, MO 63105


LEONARD LAPORTA, JR.          PRIOR TO MARCH, 1998, ASSISTANT
VICE PRESIDENT                VICE PRESIDENT, STATE STREET
                              GLOBAL ADVISORS, TWO
                              INTERNATIONAL PLACE, BOSTON, MA
                              02110; BOARD OF OVERSEERS', USS
                              CONSTITUTION MUSEUM, CHARLESTON,
                              MA


LAWRENCE J. LASSER            DIRECTOR, MARSH & MCLENNAN
PRESIDENT, DIRECTOR AND CHIEF COMPANIES, INC., 1221 AVENUE OF
EXECUTIVE                     THE AMERICAS, NEW YORK, NY
                              10020; BOARD OF GOVERNORS AND
                              EXECUTIVE COMMITTEE, INVESTMENT
                              COMPANY INSTITUTE, 1401 H. ST.,
                              N.W. SUITE 1200, WASHINGTON, DC
                              20005; BOARD OF OVERSEERS, MUSEUM
                              OF FINE ARTS, 465 HUNTINGTON,
                              AVE., BOSTON, MA 02115; TRUSTEE,
                              BETH ISRAEL DEACONESS MEDICAL
                              CENTER, 330 BROOKLINE AVE.,
                              BOSTON, MA; MEMBER OF THE COUNCIL
                              ON FOREIGN RELATIONS, 58 EAST
                              68TH ST., NEW YORK, NY 10021;
                              MEMBER OF THE BOARD OF DIRECTORS
                              OF THE UNITED WAY OF
                              MASSACHUSETTS BAY, 245 SUMMER
                              ST., SUITE 1401, BOSTON, MA
                              02110; TRUSTEE OF THE VINEYARD
                              OPEN LAND FOUNDATION, RFD BOX
                              319X, VINEYARD HAVEN, MA 02568.


JOAN M. LEARY                 PRIOR TO JANUARY, 1997, SENIOR
VICE PRESIDENT                TAX MANAGER, KMPG, 99 HIGH
                              STREET, BOSTON, MA  02110


CRAIG S. LEWIS                PRIOR TO JANUARY, 1998, ANALYST,
VICE PRESIDENT                KEYSTONE INVESTMENTS, 200
                              BERKELEY STREET, BOSTON, MA
                              02101


GEIRULV LODE                  PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, CHANCELLOR LGT, ASSET
                              MANAGEMENT, 1166 AVENUE OF THE
                              AMERICAS, NEW YORK, NY  10036


ELIZABETH M. MACELWEE         PRIOR TO JANUARY, 1998,
SENIOR VICE PRESIDENT         PRINCIPAL, MORGAN STANLEY, 1155
                              BROADWAY, NEW YORK, NY  10036


DIANA R. MADONNA              PRIOR TO JANUARY, 1997,
ASSISTANT VICE PRESIDENT      LIBRARIAN, LIPPER ANALYTICAL
                              SERVICES, INC., 1380 LAWRENCE
                              ST., DENVER, CO 80204


SARA MALAK                    PRIOR TO OCTOBER, 1997,
VICE PRESIDENT                CONSULTANT, THE BOSTON
                              CONSULTANT, EXCHANGE PLACE,
                              BOSTON, MA  02109


BRUCE D. MARTIN               PRIOR TO APRIL, 1997, VICE
VICE PRESIDENT                PRESIDENT, EATON VANCE, 29
                              BOSTON, MA  02110




KEVIN MALONEY                 INSTITUTIONAL DIRECTOR, FINANCIAL
MANAGING DIRECTOR             MANAGEMENT ASSOCIATION,
                              UNIVERSITY OF SOUTH FLORIDA,
                              COLLEGE OF BUSINESS
                              ADMINISTRATION, SUITE 3331,
                              TAMPA, FL 33620


SCOTT M. MAXWELL              PRIOR TO MARCH, 1997, CHIEF
MANAGING DIRECTOR             FINANCIAL OFFICER-EQUITY
                              DIVISION, LEHMAN BROTHERS, 3
                              WORLD FINANCIAL CENTER, NEW YORK,
                              NY 10285


BRIDGET MCCAVOY               PRIOR TO OCTOBER, 1997, SENIOR
ASSISTANT VICE PRESIDENT      RECRUITER, BANKBOSTON, 100
                              FEDERAL ST., BOSTON, MA  02110;
                              PRIOR TO OCTOBER, 1996. EXECUTIVE
                              RECRUITER, HI HUNT & CO., 99
                              SUMMER ST., BOSTON, MA  02110


WILLIAM MCGUE                 BOARD MEMBER, SACRED HEART
MANAGING DIRECTOR             ELEMENTARY SCHOOL, 75 COMMERCIAL
                              ST.,WEYMOUTH, MA 02188; BOARD OF
                              DIRECTORS MEMBER AND TREASURER,
                              WHITTEMORE SHORES CONDOMINIUM
                              ASSOCIATION, BRIDGEWATER, NH
                              03222


PAUL K. MICHAUD               PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT, UNION
                              BANK OF SWITZERLAND,
                              BAHNHOFSTRASSE 45, 8021 ZURICH,
                              SWITZERLAND


CAROL H. MILLER               BOARD MEMBER, THE ROBBINS-DE
ASSISTANT VICE PRESIDENT      BEAUMONT FOUNDATION, C/O SULLIVAN
                              & WORCESTER, ONE POST OFFICE
                              SQUARE, BOSTON, MA 02109; BOARD
                              MEMBER, BURKE MTN. ACADEMY, EAST
                              BURKE, VT; BOARD MEMBER, THE
                              LYRIC STAGE THEATER, 140
                              CLARENDON ST., BOSTON, MA  02116;
                              BOARD MEMBER, THE BOSTON MODERN
                              ORCHESTRA PROJECT, P.O. BOX
                              39134, CAMBRIDGE, MA 02139


CHRISTOPHER G. MILLER         PRIOR TO JANUARY, 1998, Portfolio
VICE PRESIDENT                Manager,         ANALYTIC TSA
                              GLOBAL ASSET MANAGEMENT, 700 SO.
                              FLOWER ST., LOS ANGELES, CA 90017



WILLIAM H. MILLER             PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND ASSET PORTFOLIO
                              MANAGER, DELAWARE MANAGEMENT, ONE
                              COMMERCE SQUARE, PHILADELPHIA, PA


JEANNE L. MOCKARD             TRUSTEE, THE BRYN MAWR SCHOOL,
SENIOR VICE PRESIDENT         109, W. MELROSE AVENUE,
                              BALTIMORE, MA 21210


GERARD I. MOORE               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT/EQUITY RESEARCH, BOSTON
                              COMPANY ASSET MANAGEMENT, ONE
                              BOSTON PLACE, BOSTON, MA 02109


KELLY A. MORGAN               PRIOR TO SEPTEMBER, 1996, SENIOR
SENIOR VICE PRESIDENT         VICE PRESIDENT AND INTERNATIONAL
                              PORTFOLIO MANAGER, ALLIANCE
                              CAPITAL MANAGEMENT, 1345 AVENUE
                              OF THE AMERICAS, NEW YORK, NY
                              10020


DONALD E. MULLIN              CORPORATE REPRESENTATIVE AND
SENIOR VICE PRESIDENT         BOARD MEMBER, DELTA DENTAL PLAN
                              OF MASSACHUSETTS, 10 PRESIDENTS
                              LANDING, P.O. BOX 94104, MEDFORD,
                              MA 02155


GAYLE M. O'CONNELL            PRIOR TO MARCH, 1997, ASSISTANT
ASSISTANT VICE PRESIDENT      DIRECTOR OF HUMAN RESOURCES, ITT
                              SHERATON CORPORATION, 60 STATE
                              ST., BOSTON, MA  02109


STEPHEN S. OLER               PRIOR TO JUNE, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, TEMPLETON INVESTMENT
                              COUNSEL, 500 E. BROWARD BLVD.,
                              FT. LAUDERDALE, FL  33394


KERRY M. OWENS                PRIOR TO JULY, 1998, MARKETING
ASSISTANT VICE PRESIDENT      MANAGER, ABN AMRO, 199
                              BISHOPSGATE, LONDON, ENGLAND,
                              EC2M 3TY; PRIOR TO APRIL, 1997,
                              ASSISTANT MANAGER, CITIBANK, 336
                              STRAND, LONDON, ENGLAND, WC2


KIMBERLY A.M. PAGE            PRIOR TO FEBRUARY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      CONSULTANT, ANDERSEN CONSULTING,
                              100 WILLIAMS ST., WELLESLEY, MA
                              02181


MARGERY C. PARKER             PRIOR TO DECEMBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              KEYSTONE INVESTMENTS 200 BERKELEY
                              STREET, BOSTON, MA  02101


CARMEL PETERS                 PRIOR TO APRIL, 1997, MANAGING
SENIOR VICE PRESIDENT         DIRECTOR/CHIEF INVESTMENT ASIA
                              PACIFIC, WHELLOCK NATWEST
                              INVESTMENT MANAGEMENT, LTD,
                              NATWEST TOWER, TIMES SQUARE,
                              CAUSEWAY BAY, HONG KONG, CHINA


WILLIAM PERRY                 PRIOR TO SEPTEMBER, 1997, SENIOR
VICE PRESIDENT                TRADER, FIDELITY MANAGEMENT &
                              RESEARCH, 82 DEVONSHIRE ST.,
                              BOSTON, MA  02110


KEITH PLAPINGER               CHAIRMAN AND TRUSTEE, ADVENT
VICE PRESIDENT                SCHOOL, 17 BRIMMER ST., BOSTON,
                              MA  02108


CHARLES E. PORTER             TRUSTEE, ANATOLIA COLLEGE, 130
EXECUTIVE VICE PRESIDENT      BOWDOIN ST., SUITE 1201, BOSTON,
                              MA 02108; GOVERNOR, HANDEL &
                              HAYDEN SOCIETY, HORTICULTURE
                              HALL, 300 MASSACHUSETTS AVE.,
                              BOSTON, MA 0215


GEORGE PUTNAM                 CHAIRMAN AND DIRECTOR, PUTNAM
CHAIRMAN AND DIRECTOR         MUTUAL FUNDS CORP.; DIRECTOR, THE
                              BOSTON COMPANY, INC., ONE BOSTON
                              PLACE, BOSTON, MA 02108;
                              DIRECTOR, BOSTON SAFE DEPOSIT AND
                              TRUST COMPANY, ONE BOSTON PLACE,
                              BOSTON, MA 02108; DIRECTOR,
                              FREEPORT-MCMORAN, INC., 200 PARK
                              AVENUE, NEW YORK, NY 10166;
                              DIRECTOR, GENERAL MILLS, INC.,
                              9200 WAYZATA BOULEVARD,
                              MINNEAPOLIS, MN  55440; DIRECTOR,
                              HOUGHTON MIFFLIN COMPANY, ONE
                              BEACON STREET, BOSTON, MA 02108;
                              DIRECTOR, MARSH & MCLENNAN
                              COMPANIES, INC., 1221 AVENUE OF
                              THE AMERICAS, NEW YORK, NY
                              10020; DIRECTOR, ROCKEFELLER
                              GROUP, INC., 1230 AVENUE OF THE
                              AMERICAS, NEW YORK, NY 10020;
                              TRUSTEE, MASSACHUSETTS GENERAL
                              HOSPITAL, FRUIT STREET, BOSTON,
                              MA 02114; MCLEAN HOSPITAL 115
                              MILL ST., BELMONT,MA 02178; THE
                              COLONIAL WILLIAMSBURG FOUNDATION,
                              POST OFFICE BOX 1776,
                              WILLIAMSBURG, VA 23187; THE
                              MUSEUM OF FINE ARTS, 465
                              HUNTINGTON AVENUE, BOSTON, MA
                              02115; WGBH FOUNDATION, 125
                              WESTERN AVENUE,BOSTON, MA 02134;
                              THE NATURE CONSERVANCY, POST
                              OFFICE SQUARE BUILDING, 79 MILK
                              ST., SUITE 300, BOSTON, MA 02109;
                              TRUSTEE, THE JACKSON LABORATORY,
                              600 MAIN ST., BAR HARBOR, ME 04


ROBERT A. PIEPENBURG          PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT,
                              BANKBOSTON CORP./BOSTON SECURITY,
                              100 FEDERAL ST., BOSTON, MA
                              02106


ELIZABETH PRICE               PRIOR TO JANUARY, 1998,
ASSISTANT VICE PRESIDENT      INVESTMENT ANALYST, SCHRODER
                              INVESTMENT MANAGEMENT LIMITED, 33
                              GUTTER LANE, LONDON, EC2V 8AS,
                              ENGLAND


EDWARD QIAN                   PRIOR TO FEBRUARY, 1998, BACK BAY
VICE PRESIDENT                ADVISORS, 399 BOYLSTON ST.,
                              BOSTON, MA  02116; PROR TO
                              SEPTEMBER, 1996, POST-DOCTORATE
                              RESEARCH, MASSACHUSETTS INSTITUTE
                              OF TECHNOLOGY, 77 MASSACHUSETTS
                              AVENUE, CAMBRIDGE, MA  02109


KEITH QUINTON                 DIRECTOR, ELEAZAR, INC., WEST
SENIOR VICE PRESIDENT         WHEELOCK ST., HANOVER, NH  03755



THOMAS V. REILLY              TRUSTEE, KNOX COLLEGE, 2 EAST
MANAGING DIRECTOR             SOUTH ST., GALESBURG, IL 61401



MARC J. RITENHOUSE            PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF FINANCE, FIDELITY INVESTMENTS,
                              INC., 82 DEVONSHIRE ST., BOSTON,
                              MA  02109


OLIVER RUDIGOZ                PRIOR TO APRIL, 1998, PORTFOLIO
VICE PRESIDENT                MANAGER, PARIBAS ASSET
                              Management, #3 Rue D'Antin,
                              Paris, France, 75002



Michael V. Salm               Prior to November, 1997, Mortgage
VICE PRESIDENT                Analyst, Blackrock Financial
                                      345 Park Ave., New York,
                              NY  10010


Robert J. Schoen              Prior to June, 1997, Sole
ASSISTANT VICE PRESIDENT      Proprietor, Schoen Timing
                              Strategies,         315 E. 21st
                                     , New York, NY  10010


Justin M. Scott               Director, DSI PROPRIETIES
MANAGING DIRECTOR             (Neja) Ltd., Epping Rd., Reydon,
                              Essex CM19 5RD


Max S. Senter                 General Partner, M.S. Senter &
SENIOR VICE PRESIDENT         Sons Partnership, 4900
                              Fayetteville        Rd., Raleigh,
                              NC  27611





Edward Shadek, Jr.            Prior to March, 1997, Portfolio
VICE PRESIDENT                Manager, Newhold Asset
                              Management, 950 Haverford Rd.,
                              Bryn Mawr, PA  19010


Raj Ken Sharma                Prior to January, 1998, Vice
VICE PRESIDENT                President and Portfolio Manager,
                                      Fleet Financial, 75 State
                              Street, Boston, MA  02106


        GORDON H. SILVER              Trustee, Wang Center for
        MANAGING DIRECTOR     the Performing Arts, 270 Tremont
                              St., BOSTON, MA  02116


        DAVID M. SILK         MEMBER OF BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         JOBS FOR BAY STATE GRADUATES, 451
                              ANDOVER ST., SUITE 305, NORTH
                              ANDOVER, MA 01845

Steven Spiegel                Director, Ultra         DIAMOND
SENIOR MANAGING DIRECTOR      AND GOLD OUTLET., 29 East Madison
                              St., SUITE 1800, Chicago, IL
                              60602; DIRECTOR, FACES NEW YORK
                              UNIVERSITY MEDICAL CENTER, 550
                              FIRST AVENUE, NEW YORK, NY
                              10016;        Trustee, Babson
                              College, One College Drive,
                              Wellesley, MA  02157;


Christopher A. Spurlock       Prior to May, 1997, Sales Trader,
VICE PRESIDENT                J.P. Morgan, 60 Wall St.,
                              New York, NY


Michael P. Stack              Prior to November, 1997, Senior
SENIOR VICE PRESIDENT         Vice President and Portfolio
                                      Manager,  Independence
                              Investment Associates, 53 State
                              St., Boston, MA  02109


Casey         STRUMPFT        Prior to January, 1997, Director,
SENIOR VICE PRESIDENT         Blue Cross and Blue SHIRELD,
                                      100 Summer St., Boston,
                              MA  02110


                              Prior to February, 1998, Vice
                              President, Corporate Research
Robert E. Sweeney                     Smith Barney, One New
VICE PRESIDENT                York Plaza, New York, NY 10004


Judith H. Swirbalus           Prior to January, 1998, Alex,
VICE PRESIDENT                Brown & Sons, One South St.,
                                      Baltimore, MD  21202


JOHN C. TALANIAN              MEMBER OF BOARD OF DIRECTORS, THE
MANAGING DIRECTOR             JAPAN SOCIETY OF BOSTON, ONE MILK
                              STREET, BOSSTON, MA 02109


Robert J. Toner               Prior to September, 1998,
ASSISTANT VICE PRESIDENT      Associate, Goodwin Procter &
                              Hoar,         LLP, Exchange
                              Place, Boston, MA  02109


John R. Tonkin                Prior to January, 1998, Analyst,
ASSISTANT VICE PRESIDENT      Credit Suisse First Boston
                                      Celtic Towers, The
                              Terrace        Wellington, New
                              Zealand


                              Prior to September, 1997,
                              Staffing Lead, Cisco Systems, 250
Scott G. Vierra               APOLIO         Drive, Chelmsford,
VICE PRESIDENT                MA  01824



David L. Waldman              Prior to June, 1997, Senior
MANAGING DIRECTOR             Portfolio Manager, Lazard Feres
                                      Asset Management, 30
                              Rockefeller Center, New York, NY
                              10112


Paul C. Warren                Prior to May, 1997, Director, IDS
SENIOR VICE PRESIDENT         Fund Management, LT,         One
                              Pacific Place,         SQUENSWAY,
                              Hong Kong, China


DIERDRE WEST-SMITH            TRUSTEE, ST. JAMES CONDO
ASSISTANT VICE PRESIDENT      ASSOCIATION, 66 ST. JAMES ST.,
                              ROXBURY, MA 02119


Eric Wetlaufer                        PRESIDENT AND MEMBER OF
        Managing Director     BOARD OF DIRECTORS, THE BOSTON
                              SECURITY ANALYSTS SOCIETY, INC.,
                              100 BOYLSTON ST., SUITE 1050,
                              Boston, MA         02110


EDWARD F. WHALEN              MEMBER OF THE BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         HOCKOMOCK AREA YMCA, 300 ELMWOOD
                              ST., NORTH ATTLEBORO, MA 02760


Burton Wilson                 Prior to March, 1997, Associate
VICE PRESIDENT                Investments         Banking,
                                      Robertson Stephens & Co.,
                              555 California St., Suite 2600,
                              San Francisco, CA  94104


        RICHARD P. WYKE               DIRECTOR, SALEM YMCA, ONE
Senior Vice President         SEWALL ST., SALEM, MA 01970



Scott D. Zaleski              Prior to May, 1997, Investment
ASSISTANT VICE PRESIDENT      Officer, State Street Bank &
                                      Trust, 1776 Heritage Dr.,
                              Quincy, MA 02171; Prior to
                              September, 1996, Investment
                              Associate Fidelity Investments,
                              82 Devonshire St., Boston, MA
                              02109



Michael P. Zeller             Prior to July, 1997, Sales
VICE PRESIDENT                        MANGER, NYNEX Information
                                      Resources, 35 Village
                                      R., Middleton, MA  01949


ITEM 27. PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt
Money Market Fund, Putnam Capital         OPPORTUNITITES Fund,
Putnam Convertible Income-Growth Trust, Putnam Diversified Equity
Trust, Putnam Diversified Income Trust,        Putnam Equity
Income Fund, Putnam Europe Growth Fund,         Putnam Florida
Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam
High Yield Advantage Fund, Putnam High         QUALITY BOND FUND,
Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, PUTNAM INTERNATIONAL GROWTH FUND, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, PUTNAM STRATEGIC INCOME FUND, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office Square, Boston, MA 02109:


         Name            Positions and     Positions and
                            Offices           Offices
                        with Underwriter  with Registrant
Aaron,Jeff F.          Asst. Vice              None
                       President
Adduci,John V.         Vice President          None
Albanese,Frank         Vice President          None
Alberts,Richard W.     Asst. Vice              None
                       President
Alden,Donald F.        Vice President          None
Alders,Christopher A.  Senior Vice             None
                       President
Alpaugh,Christopher S. Vice President          None
Amisano,Paulette C.    Vice President          None
Andrews,Margaret       Vice                    None
                       President
Arends,Michael K.      Senior Vice             None
                       President
Asher,Steven E.        Senior Vice             None
                       President
Avery,Scott A.         Senior Vice             None
                       President
Aymond,Christian E.    Senior Vice             None
                       President
Aymond,Colin C.        Vice President          None
Battit,Suzanne J       Vice President          None
Beatty,Steven M.       Senior Vice             None
                       President
Bent,John J.           Vice President          None
Beringer,Thomas        VICE President          None
        C.
Berka,Sharon A.        Senior Vice             None
                       President
Boneparth,John F.      Managing Director       None
Bonfilio Jr.,Peter J.  Asst. Vice              None
                       President
Bouchard,Keith R.      Senior Vice             None
                       President
Bradford Jr.,Linwood   Senior Vice             None
E.                             President
Brennan,Mary Ann       Asst. Vice              None
                       President
Bresnahan,Leslee R.    Senior Vice             None
                       President
Brockelman,James D.    Senior Vice             None
                       President
Brookman,Joel S.       Vice President          None
Brown,Timothy K.       Senior Vice             None
                       President
Buckner,Gail D.        Senior Vice             None
                       President
Burke,Robert W.        Sr Managing             None
                       Director
Cabana,Susan D.        Vice President          None
Callahan,Thomas C.     Asst. Vice              None
                       President
Capone,Robert G.       Senior Vice             None
                       President
Cartwright,Patricia A. Asst.         Vice      None
                       President
Casey,David M.         Vice President          None
Castle Jr.,James R.    Vice PRESIDENT          NONE
CHAPMAN,THOMAS E.      VICE President          None
Chase,Mary Claire      Vice President          None
Chrostowski,Louis F.   Senior Vice             None
                       President
Church,Daniel J.       Vice President          None
Clark,Richard B.       Senior Vice             None
                       President
Clermont,Mary          Asst. Vice              None
                       President
Clinton,John C.        Asst. Vice              None
                       President
Collman,Kathleen M.    Sr Managing             None
                       Director
Commane,Karen L.       Asst. Vice              None
                       President
Coneeny,Mark L.        Senior Vice             None
                       President
Connelly,              Senior Vice             None
Donald A.              President
Connolly,Karen E.      Asst. Vice              None
                       President
Conyers,Barry M.       Vice President          None
Corbett,Dennis         Vice President          None
Corvinus,F. Nicholas   Senior Vice             None
                       President
Cosmer,Thomas A.       Senior Vice             NONE
                       PRESIDENT
COTTO,STEPHEN P        ASST. VICE              None
                       President
Cristo,Chad H.         Vice President          None
Cropper,Joy Bacher     Asst. Vice              None
                       President
Crowley,Colleen J.     Asst. Vice              None
                       President
Curran,Peter J.        Senior Vice             None
                       President
Dahill,Jessica E.      Vice President          None
Daly,Kenneth L.        Managing Director       None
Dane,Edward H.         Senior Vice             None
                       President
Daylor,Donna M.        Vice President          None
Days,Nancy M.          Asst. Vice              None
                       President
De Oliveira-           Asst. Vice              None
Smith,Pamela           President
Deluse,Laura R.        Asst. Vice              None
                       President
DeMont,Lisa M.         Vice President          None
Dennehy,Teresa F.      Vice PRESIDENT          NONE
DERBYSHIRE,RALPH C     SENIOR VICE             NONE
                       PRESIDENT
DEVIN,RENATE S.        SENIOR VICE             None
                       President
DiRe,Lisa M.           Asst. Vice              None
                       President
DiStasio,Karen E.      Vice President          None
Dolan,Michael G.       Vice President          None
Donaldson,Scott M.     Vice President          None
Duffy,Deirdre E.       Senior Vice             None
                       President
Durbin,Emily J.        Vice PRESIDENT          NONE
DURKEE,CHRISTINE       ASST. VICE              None
                       President
Edlin,David B.         Managing Director       None
Eisenkraft,Gail A.     Managing Director       None
English,James M.       Senior Vice             None
                       President
Esposito,Vincent       Managing                NONE
                       DIRECTOR
FARRELL,DEBORAH S.     SENIOR VICE             None
                       President
Feldman,Susan H.       Senior Vice             None
                       President
Fisher,C. Nancy        Managing Director       None
Fishman,Mitchell B.    Senior Vice             None
                       President
Fiumara,Joseph C.      Vice President          None
Flaherty,Patricia C.   Senior Vice             None
                       President
Fleisher,Kate          Vice                    NONE
                       PRESIDENT
FOLEY,TIMOTHY P.       VICE PRESIDENT          NONE
FROST,KAREN T.         SENIOR Vice             None
                       President
Fullerton,Brian J.     Senior Vice             None
                       President
Gates,Judy S.          Senior Vice             None
                       President
Gennaco,Joseph P.      Senior Vice             NONE
                       PRESIDENT
GIBBS,STEPHEN C.       VICE President          None
Gindel,Caroline E.     Asst. Vice              None
                       President
Goodfellow,Mark D.     Vice President          None
Goodman,Robert         Managing Director       None
Gould,Carol J.         Asst. Vice              NONE
                       PRESIDENT
]GRACE,Anthony J.      Asst. Vice              None
                       President
Grace,Linda K.         Vice PRESIDENT          NONE
GREENWOOD,DANIEL W.    VICE President          None
Grossberg,Jill         Asst. Vice              None
                       President
Grove,Denise           Vice President          None
Guay,Timothy R.        Asst. Vice              None
                       President
Gubala,Jeffrey P.      Vice President          None
Guerin,Donnalee        Asst. Vice              None
                       President
Guerra,Salvatore F.    Vice PRESIDENT          NONE
HAINES,JAMES B.        ASST. VICE              None
                       President
Hall,Debra L.          Vice President          None
Halloran,James E.      Vice President          None
Halloran,Thomas W.     Senior Vice             None
                       President
Harbeck,John D.        Vice President          None
Harrington,Bruce D.    Vice President          None
Hartigan,Craig W.      Vice President          None
Hartley,Deborah M.     Asst. Vice              None
                       President
Hawkins III,Howard W.  Vice President          None
Hayes-Castro,Deanna R. Vice                    None
                       President
Hedstrom,Gayle A.      Asst. Vice              None
                       President
Heffernan,Paul P.      Senior Vice             None
                       President
Heimanson,Susan M.     Senior Vice             None
                               President
Holly Sr.,Jeremiah K.  Vice President          None
Holmes,Maureen A.      Asst. Vice              None
                       President
Hooley,Daniel F Jr.    Asst. Vice              None
                       President
Hoyt,Paula J.          Asst. Vice              None
                       President
Hurley,William J.      Managing Director       NONE
                       &         CFO
HUTCHINS,ROBERT B.     VICE PRESIDENT          NONE
ISGUR,Marianne P.      Asst. Vice              None
                       President
Jacobsen,Dwight D.     Managing                NONE
                       DIRECTOR
JORDAN,Stephen R.      Asst. Vice              None
                       President
Kapinos,Peter J.       Vice President          None
Kay,Karen R.           Senior Vice             NONE
                       PRESIDENT
KELEHER,KEVIN J.       ASST. VICE              None
                       President
Kelley,Brian J.        Vice President          None
Kelly,A.Siobhan        Asst. Vice              None
                       President
Kennedy,Alicia C.      Asst.         Vice      None
                       President
King,David         L.  MANAGING DIRECTOR       NONE
KING,DAVID R.          VICE PRESIDENT          NONE
KINOSHITA,TAKASHI      VICE President          None
Kinsman,Anne           Senior Vice             None
                       President
Kirk,Deborah H.        Senior Vice             None
                       President
Koontz,Jill A.         Senior Vice             None
                       President
Kreutzberg,Howard H.   Senior Vice             None
                       President
Krieger,Marjorie B.    Vice President          None
Lacascia,              VICE PRESIDENT          NONE
CHARLES M.
LANDERS,BRUCE M.       VICE President          None
Lane,Linda             Asst. Vice              None
                       President
LaPierre,Christopher W Asst. Vice              None
                       President
Lathrop,James D.       Senior Vice             None
                       President
Lawlor,Stephanie T.    Asst. Vice              None
                       President
Leary,Joan M.          Vice President          None
Ledbetter,Charles C.   Vice President          None
Leipsitz,Margaret      Asst. Vice              None
                       President
Lemire,Kevin           Vice President          None
Leonardo,Christine A.  Vice President          None
Levy,Eric S.           Senior Vice             NONE
                       PRESIDENT
LEVY,NORMAN S.         VICE President          None
Lewandowski Jr.,Edward Vice President          None
V.
Lewandowski,Edward V.  Senior Vice             None
                       President
Li,Mei                 Asst. Vice              None
                       President
Lieberman,Samuel L.    Vice President          None
Lifsitz,David M.       Vice President          None
Lilien,David R.        Vice President          None
Linehan,Ann-Marie      Asst. Vice              None
                       President
Litant,Lisa M.         Asst. Vice              None
                       President
Lockwood,Maura A.      Senior Vice             None
                       President
Lomba,Rufino R.        Senior Vice             None
                       President
Long,Gregory T.        Vice President          None
Lucey,Kevin J          Vice President          None
Lucey,Robert           DIRECTOR                NONE
F.
LUCEY, THOMAS          PRESIDENT AND           NONE
                       DIRECTOR
LYONS,Robert F.        Asst. Vice              None
                       President
Malatos,Ann            Vice President          None
Mallin,Bonnie J.       Senior VICE             NONE
                       PRESIDENT
MALOOF,RENEE L.        ASST. Vice              None
                       President
Mancini,Dana           Asst. Vice              NONE
                       PRESIDENT
MANNING,GEORGE J.      VICE President          None
Manthorne,Heather M.   Asst. Vice              None
                       President
Maravel,Alexi A.       Asst. Vice              None
                       President
Marius,Frederick S.    Vice President          None
McAvoy,Bridget         Asst. Vice              None
                       President
McCafferty,Karen A.    Vice President          None
McCarthy,Anne B.       Asst. Vice              None
                       President
McConville,Paul D.     Senior Vice             None
                       President
McCracken,Brian        Asst. Vice              None
                       President
McCutcheon,Bruce A     Senior Vice             None
                       President
McDermott,Daniel E.    Asst. Vice              None
                       President
McKenna,Mark J.        Senior Vice             None
                       President
McNamara,Laura         Vice President          None
McNamee,Mary G.        Asst. VICE              NONE
                       PRESIDENT
MEAGHER,DOROTHY B.     ASST. Vice              None
                       President
Metelmann,Claye A.     Vice President          None
Milgroom,Eric D.       Asst. Vice              None
                       President
Miller,Bart D.         Senior Vice             None
                       President
Miller,                Managing Director       None
Jeffrey M.
Mills,Ronald K.        Vice President          None
Minsk,Judith           Asst. Vice              None
                       President
Mintzer,Matthew P.     Senior Vice             None
                       President
Monahan,Kimberly A.    Vice President          None
Moody,Paul R.          Vice PRESIDENT          NONE
MOONIN,SARA R.         ASST. VICE              None
                       President
Moret,Mitchell L.      Senior Vice             None
                       President
Mosher,Barry L.        Asst. Vice              None
                       President
Mullen,Donald E.       Senior Vice             None
                       President
Murphy JR.,KENNETH W.  ASST. VICE              NONE
                       PRESIDENT
MURPHY,Paul G.         Vice President          None
Murray,Brendan R.      Vice President          None
Nadherny,Robert        Senior Vice             None
                       President
Natale,Ellen E.        Asst. VICE              NONE
                       PRESIDENT
NAUEN,KIMBERLY PAGE    ASST. Vice              None
                       President
Neary,Ellen R.         Vice President          None
Nelson,Alexander L.    Managing Director       None
Newell,Amy Jane        Vice President          None
Nickodemus,John P.     Senior Vice             None
                       President
Nickse,Gail A.         Asst. Vice              None
                       President
O'Brien,Lois C.        Vice President          None
O'Brien,Nancy E.       Vice President          None
O'Connell,Gayle M.     Asst. Vice              None
                       President
Onofrio,Ellen          Asst. Vice              NONE
                       PRESIDENT
OWENS,KERRY M.         ASST. Vice              None
                       President
Palmer,Patrick J.      Vice President          None
Palombo,Joseph R.      Managing                NONE
                       DIRECTOR
PANESSA,BRIAN          VICE PRESIDENT          NONE
PAPES,Scott A.         Vice President          None
Parr,Cynthia O.        Vice President          None
Pelletier,Dale M.      Vice President          None
Peterson,Jennifer H.   Asst. Vice              None
                       President
Peterson,              VICE PRESIDENT          NONE
KATHRYN L.
PETRALIA,RANDOLPH S.   SENIOR VICE             None
                       President
Phoenix,John G.        Senior Vice             None
                       President
Phoenix,Joseph         Senior Vice             None
                       President
Plapinger,Keith        Senior Vice             NONE
                               PRESIDENT
POWERS,BRIAN S.        ASST. Vice              None
                       President
Present,Howard B.      Senior Vice             None
                       President
Pulkrabek,Scott M.     Vice President          None
Putnam,George          Director            Chairman and

                                             PRESIDENT
REZABEK,Joseph L.      Asst. Vice              None
                       President
Riley,Megan G.         Asst. Vice              None
                       President
Ritenhouse,Marc J.     Vice President          None
Rodammer,Kris          Vice President          None
Rogers,Deborah A.      Vice President          None
Rothman,Debra V.       Vice President          None
Rowe,Robert B.         Vice                    None
                       President
Ruys de Perez,Charles  Senior Vice             None
A.                     President
Ryan,Carolyn M.        Asst. Vice              None
                       President
Ryan,Deborah A.        Vice                    None
                       President
Saunders,Catherine A.  Senior Vice             None
                       President
Saunders,Robbin L.     Vice President          None
Saur,Karl W.           Vice President          None
Scanlon,Michael M.     Vice President          None
Schaefer,Jennifer L.   Asst. Vice              None
                       President
Schofield,Shannon D.   Vice President          None
Schroeder,Paul R.      Asst. Vice              None
                       President
Schultz,Mitchell D.    Managing Director       None
Scordato,Christine A.  Senior Vice             None
                       President
Scott,Joseph W.        Asst. Vice              None
                       President
Segers,Elizabeth R.    Senior Vice             None
                       President
Shamburg,John B.       Vice President          None
Sharpless,Kathy G.     Managing                NONE
                       DIRECTOR
SHIEBLER,WILLIAM N.    DIRECTOR           VICE PRESIDENT
SHORT,JONATHAN D.      SENIOR VICE             NONE
                       PRESIDENT
SILVER,GORDON H.       SENIOR Managing    Vice President
                       Director
Skistimas Jr,John J.   Vice President          None
Smith,Stuart C.        Asst. Vice              None
                       President
Southard,Peter J.      Vice President          None
Spiegel,Steven         Sr Managing             None
                       Director
Stack,Michael P.       Senior Vice             None
                       President
Stanojev,Nicholas T.   Senior Vice             NONE
                               PRESIDENT
STARR,LOREN M.         MANAGING DIRECTOR       NONE
STEINBERG,Lauren B.    Asst. Vice              None
                       President
Stern,Derek A.         Asst. Vice              None
                       President
Stickney,Paul R.       Senior Vice             None
                       President
Strumpf,Casey          Senior Vice             None
                       President
Sullivan,Brian L.      Senior Vice             None
                       President
Sullivan,Donna G       Vice President          None
Sullivan,Elaine M.     Senior Vice             None
                       President
Sullivan,Guy           Managing Director       None
Sullivan,Kevin J.      Senior Vice             None
                       President
Sullivan,Maryann       Asst. Vice              None
                       President
Sutherland,George C.   Vice                    NONE
                       PRESIDENT
SWEENEY,JANET C.       SENIOR VICE             NONE
                       PRESIDENT
TALANIAN,JOHN C.       MANAGING DIRECTOR       NONE
TANNER,B Iris          Vice President          None
Tavares,April M.       Asst. Vice              None
                       President
Taylor,David S.        Vice President          None
Telling,John R.        Senior Vice             None
                       President
Tercha,Cynthia         Vice President          None
Thomas,Tracy           ASST. Vice              None
E.                     President
Tibbetts,Richard B.    Managing Director       None
Tirado,Patrice M.      Vice PRESIDENT          NONE
TONER,ROBERT J.        ASST. VICE              None
                       President
Tosi,Janet E.          Vice President          None
Troped,Bonnie L.       Senior Vice             None
                       President
Trowbridge,Wendy S.    Asst. Vice              None
                       President
Twigg,Christine M.     Asst. Vice              None
                       President
Vander Linde,Douglas   Senior Vice             None
J.                     President
Verani,John R.         Senior Vice        Vice President
                       President
Vierra,Scott G.        Vice                    None
                       President
Waters,Mitchell J.     Vice                    None
                       President
West-Smith,Deirdre     Asst. Vice              NONE
                       PRESIDENT
WHALEN,Brian           Vice President          None
Whalen,Edward F.       Senior Vice             None
                       President
Whitaker,J. Greg       Vice President          None
White,J. Bennett       Vice                    None
                       President
Wolfson,Jane           Senior Vice             None
                       President
Woloshin,Benjamin I.   Senior Vice             None
                       President
Woolverton,William H.  Managing Director       None
Zeller,Michael P.      Vice President          None
Zografos,Laura J.      Vice President          None
Zukowski,Virginia A.   Senior Vice        None
                       President





ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

ITEM 29.  MANAGEMENT SERVICES

          None.

ITEM 30.  UNDERTAKINGS

          (a) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


               CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (the "Registration Statement") (File No. 333-515) of our reports dated October 9, 1998, October 13, 1998 and October 15, 1998, relating to the financial statements and financial highlights appearing in the August 31, 1998 Annual Report of Putnam Latin America Fund, Putnam Asia Pacific Fund II and Putnam High Yield Trust II, each a series of Putnam Funds Trust, which financial statements and financial highlights are also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Independent Accountants and Financial Statements" in such Statement of Additional Information and under the heading "Financial highlights" in such Prospectus.




PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 1998


                   --------------------------

                             NOTICE

          A copy of the Agreement and Declaration of Trust of Funds Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.




                           SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of October, 1998.

                            PUTNAM FUNDS TRUST

                            By: Gordon H. Silver, Vice President


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds
Trust has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                               TITLE

George Putnam                      President and Chairman of the
                                   Board; Principal Executive
                                   Officer; Trustee

John D. Hughes                     Senior Vice President;
                                   Treasurer and Principal
                                   Financial Officer

Paul G. Bucuvalas                  Assistant Treasurer and
                                   Principal Accounting Officer

Jameson A. Baxter                  Trustee

Hans H. Estin                      Trustee

John A. Hill                       Trustee

Ronald J. Jackson                  Trustee

Paul L. Joskow                     Trustee

Elizabeth T. Kennan                Trustee

Lawrence J. Lasser                 Trustee

John H. Mullin, III                Trustee

Robert E. Patterson                Trustee

Donald S. Perkins                  Trustee

William F. Pounds                  Trustee

George Putnam, III                 Trustee

A.J.C. Smith                       Trustee

W. Thomas Stephens                 Trustee

W. Nicholas Thorndike              Trustee




                                   By:  Gordon H. Silver,
                                   as Attorney-in-Fact
                                   October 28, 1998
                                   [/R]